As Filed with the Securities and Exchange Commission on October 31, 2007



                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __



                       [X] Post-Effective Amendment No. 89



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                            [X] Amendment No. 91



                                  ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 268-1400

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                  ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to paragraph (b); or



               [X] On November 1, 2007 pursuant to paragraph (b); or



               [ ] 60 days after filing pursuant to paragraph (a)(1); or
               [ ] On            pursuant to paragraph (a)(1); or



               [ ] 75 days after filing pursuant to paragraph (a)(2); or



               [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

               [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              (ASTON FUNDS LOGO)

         Aston Funds
         Class I Shares
         Prospectus


         November 1, 2007 - Institutional Fund

         Aston/Barings International Fund
--------------------------------------------------------------------------------

         A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)


INTERNATIONAL FUND                      TICKER SYMBOL

Aston/Barings International Fund            ABIIX

(ASTON FUNDS LOGO)
Thank you for your interest in Aston Funds. This prospectus pertains only to the Class I shares of the Aston/Barings International Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                             Page

ASTON FUNDS                                                     3

FUND SUMMARY

ASTON/BARINGS INTERNATIONAL FUND                                4
  Investment Objective, Principal Investment Strategies and
    Risks
  Fund Performance

FUND EXPENSES                                                   6

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES          7

PORTFOLIO HOLDINGS                                              8

INVESTMENT TERMS                                                9

MANAGEMENT OF THE FUND                                         10
    The Investment Adviser                                     10
    The Subadviser                                             10
    Portfolio Managers                                         10

SHAREHOLDER INFORMATION                                        12
    Opening an Account: Buying Shares                          12
    Exchanging Shares                                          14
    Selling/Redeeming Shares                                   15
    Transaction Policies                                       18
    Account Policies and Dividends                             20
    Additional Investor Services                               20
    Compensation to Intermediaries                             20
    Portfolio Transactions and Brokerage Commissions           21

DIVIDENDS, DISTRIBUTIONS AND TAXES                             22

FINANCIAL HIGHLIGHTS                                           23

GENERAL INFORMATION                                            24

Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 33 separate investment portfolios, including equity, balanced, international, fixed income and money market funds. Class I shares of the Aston/Barings International Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


INTERNATIONAL FUNDS

INTERNATIONAL FUNDS invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

WHO MAY WANT TO INVEST IN INTERNATIONAL FUNDS
International funds may be appropriate if you:
-  have a long-term investment goal
- seek growth of capital and can tolerate the additional risks of foreign investing
-  seek to diversify domestic investments with investments in foreign securities

International funds may not be appropriate if you want:
-  a stable share price
-  a high level of current income
-  a short-term investment
-  a conservative investment approach
----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Aston/Barings International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a Growth at Reasonable Price (GARP) strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes, and market capitalization is a residual of the investment process. The Fund invests primarily in companies in Europe, Australasia and the Far East or "EAFE" countries and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the United States.

The Fund's annual portfolio turnover rate is not expected to exceed 150%.

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:

-  economic structures that are less diverse and mature than developed countries

-  less stable political systems and less developed legal systems

-  national policies that may restrict foreign investment

-  wide fluctuations in the value of investments

-  smaller securities markets making investments less liquid

-  special custody arrangements

-  delays in settling Fund transactions


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GARP STYLE RISK: GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.


PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to a fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains of a fund (i.e., net capital gain on securities held by a fund for one year or less minus any net capital losses on securities held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

SMALL AND MID-CAP COMPANY RISK: Investing in securities of small and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads or exchange fees. A REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" Section for more details.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                      ACQUIRED
                                                                      FUND FEES    TOTAL                NET
                                              MANAGEMENT    OTHER        AND      EXPENSE     FEE     EXPENSE
FUND                                             FEES      EXPENSES   EXPENSES     RATIO    WAIVERS    RATIO
Aston/Barings International Fund                 1.00%       7.28%(a)     --%      8.28%     (7.03)%   1.25%(b)

(a)Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.


(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2009 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.25%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on November 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

FUND                                                          1 YEAR          3 YEARS
Aston/Barings International Fund                               $127            $1,790

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio managers anticipate.

Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio managers will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio managers will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

FOREIGN SECURITIES
Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GROWTH AT A REASONABLE PRICE (GARP). GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company's earnings growth rate.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI EAFE. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, is designed to measure international equity performance, excluding the U.S. and Canada.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI.



Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging Baring International Investment Limited ("Barings" or "Subadviser") as Subadviser.


Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 1.00% based on the average daily net assets from the Fund.


The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated April 30, 2008.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio managers.


Barings International Investment Limited, 155 Bishopsgate, London, EC2M 3XY, United Kingdom. The Subadviser is a subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc. constitute the "Barings Group"). As of September 30, 2007, Barings Group managed approximately $53.2 billion in assets.


PORTFOLIO MANAGERS


                               PORTFOLIO MANAGER(S)   INVESTMENT EXPERIENCE
                         Christopher J.D. Lees, CFA   Portfolio Manager since the Fund's inception. Mr.
                                                      Lees joined Barings Asset Management in 1990 and
                                                      currently serves as an investment manager for
                                                      Barings' EAFE and global portfolios. Mr. Lees has
                                                      been a member of the Global Equity Group since its
                                                      inception in 2002 and the Head of the Global Sector
                                                      Team since 2002. He has a B.Sc. in Geography from
                                                      London University.

                                     Nudgem Richyal   Portfolio Manager since the Fund's inception. Mr.
                                                      Richyal joined Barings Asset Management in 2000 and
                                                      currently serves as an investment manager for
                                                      Barings' EAFE portfolio. Prior to joining Barings,
                                                      Mr. Richyal was a research analyst for Hill Samuel
                                                      Asset Management. Mr. Richyal is a member of the
                                                      Global Equity Group and the Strategic Policy
                                                      Group's County-Sector sub-group. He has a B.Sc. in
                                                      Chemistry from Manchester University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the SAI.

RELATED PERFORMANCE


The following is a composite of international equity accounts managed by the Subadviser. As of September 30, 2007, the composite was composed of 2 accounts and assets of $70.0 million, which represents all separately managed accounts following the international equity strategy. The investment objectives, policies and strategies of Aston/Barings International Fund are substantially similar to those of the accounts comprising the composite.


                                  TOTAL RETURN

                                              MSCI EAFE
    Year End         Composite(a)              Index(b)
 ----------------------------------------------------------------
 2006                    31.29%                  26.86%
 ----------------------------------------------------------------
 2005                    14.32                   14.02
 ----------------------------------------------------------------
 2004                    22.69                   20.70
 ----------------------------------------------------------------
 2003                    38.91                   39.16
 ----------------------------------------------------------------
 2002                   -12.96                  -15.64
 ----------------------------------------------------------------
 2001                   -25.97                  -21.21
 ----------------------------------------------------------------
 2000                   -22.50                  -13.95
 ----------------------------------------------------------------
 1999                    35.27                   27.30
 ----------------------------------------------------------------
 1998                    18.44                   20.33
 ----------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURN

                   (For the periods ended September 30, 2007)



                                              MSCI EAFE
                     Composite(a)              Index(b)
 ----------------------------------------------------------------
 One Year               36.86%                  25.38%
 ----------------------------------------------------------------
 Three Year             27.32                   23.75
 ----------------------------------------------------------------
 Five Year              27.01                   24.04
 ----------------------------------------------------------------
 Ten Year                8.68                    8.34
 ----------------------------------------------------------------


(a)Historical performance shown prior to July 1, 1999 reflects the performance of a composite managed by a prior Barings firm comprised of Barings International Investment Limited and Baring Asset Management, Inc.

(b)The MSCI EAFE Index reflects the total return of securities comprising the index, including changes in the market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the index do not reflect the deduction of transaction costs or expenses, including management fees.


The performance of the composite does not represent the historical performance of the Aston/Barings International Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. Composite results are shown net of management fees of accounts comprising the composite. If the Fund's fees and expenses had been used in calculating the composite's performance, the performance of the composite would have been lower. In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirement for the Fund is: $1 million.
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
   o for Trustees of the Trust, employees of Aston, Barings, their affiliates, as well as their spouses.
   o with a "letter of intent" explaining how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ASTON FUNDS                     - Make your check payable to Aston      address at the left.
P.O. BOX 9765                     Funds and mail to us at the         - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" as described
                                - We accept checks, bank drafts         later in this "Shareholder Information" Section).
OR                                and money orders for purchases.       Checks must be drawn on U.S. banks. There is a minimum
                                  Checks must be drawn on U.S.          $20 charge for returned checks.
OVERNIGHT DELIVERY                banks to avoid any fees or          - Give the following wire/ACH information to your bank:
                                  delays in processing.                 Mellon Trust of New England
ASTON FUNDS                     - We do not accept travelers,           ABA #01-10-01234
101 SABIN STREET                  temporary, post-dated, credit         For: Aston Funds
PAWTUCKET, RI 02860               card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "Aston Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Fund, including you).      - Include your name, account number, tax payer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund, including you).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Aston Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BY PHONE                        - Obtain the Fund and account         - Verify that your bank or credit union is a member of
                                  number by calling Aston Funds at      the ACH.
800 992-8151                      the number at the left.             - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call Aston
                                  Mellon Trust of New England           Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: Aston Funds                      registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "Aston Fund Number"               ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                  Aston Funds                           For: Aston Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "Aston Fund Number"
                                                                        "Your Account Number"
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ASTONFUNDS.COM                site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Self-register for online account access at
                                  payable to Aston Funds and mail       www.astonfunds.com. Your social security number or
                                  it to the address under "By           employer identification number, account number and
                                  Mail" above.                          other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Aston Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. (For example, from this Fund to another Aston Funds Class I shares.) All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.

----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.
----------------------------------------------------------------

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ASTON FUNDS                       (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee later in this             - Include all signatures and any additional documents
                                  "Shareholder Information"             that may be required. (See "Selling Shares in Writing"
OR                                Section)                              later in this "Shareholder Information" Section).
                                                                        Signatures must be in original form, as photocopies
OVERNIGHT DELIVERY                                                      are not accepted.
                                                                      - Mail to us at the address at the left.
ASTON FUNDS                                                           - A check will be mailed to the name(s) and address in
101 SABIN STREET                                                        which the account is registered. If you would like the
PAWTUCKET, RI 02860                                                     check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ASTONFUNDS.COM                                                    - Self-register for online account access at
                                                                        www.astonfunds.com. Your social security number or
                                                                        employer identification number, account number and
                                                                        other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through Aston Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at your address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
of trust accounts       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose        be in original form, as photocopies are not accepted
co-tenants are          - Certified copy of death certificate
deceased                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Letter of instruction signed by executor must be in
shareholder estates       original form, as photocopies are not accepted
                        - Certified copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,           - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
guardians and other       page for more details)
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed.  Call
                          800 992-8151 for a form, or download a form from our Web
                          site, www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):
- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund account(s) if its value falls below the minimum initial investment as a result of your transaction activity. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid closing it out. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:
- The Fund has adopted a redemption fee of 2.00% for shares held less than 90 calendar days;
- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;
-  The Fund reserves the right to:
   o Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES
The Fund assesses a 2.00% fee on redemptions (including exchanges) of the Fund's shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.


The Fund will notify intermediaries, such as broker-dealers or plan administrators, of the Fund's policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund's redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; redemption of shares purchased through an Automatic Investment Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to impose a redemption fee (as discussed above); and circumstances where the Fund's administrator believes it to be in the best interest of the Fund and in accordance with the Fund's policies and procedures to waive the redemption fee on behalf of the Fund.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

ASTON FUNDS WEB SITE
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

COMPENSATION TO INTERMEDIARIES

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset short-term capital gain distributions you receive from the Fund with long-term capital losses.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

Financial Highlights

The Fund's Class I shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION


The SAI, which is incorporated into this prospectus by reference and dated November 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS


CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                              (ASTON FUNDS LOGO)


         Aston Funds
         Class N Shares
         Prospectus


         November 1, 2007

         Aston/ClariVest Mid Cap Growth Fund
--------------------------------------------------------------------------------

         A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)


EQUITY FUND                                TICKER SYMBOL

Aston/ClariVest Mid Cap Growth Fund            ACVMX

(ASTON FUNDS LOGO)
Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/ClariVest Mid Cap Growth Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                             Page

ASTON FUNDS                                                     3

FUND SUMMARY

ASTON/CLARIVEST MID CAP GROWTH FUND                             4
  Investment Objective, Principal Investment Strategies and
    Risks
  Fund Performance

FUND EXPENSES                                                   5

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES          6

PORTFOLIO HOLDINGS                                              7

INVESTMENT TERMS                                                8

MANAGEMENT OF THE FUND                                          9
  The Investment Adviser                                        9
  The Subadviser                                                9
  Portfolio Manager                                             9

SHAREHOLDER INFORMATION                                        10
  Opening an Account: Buying Shares                            10
  Exchanging Shares                                            12
  Selling/Redeeming Shares                                     13
  Transaction Policies                                         16
  Account Policies and Dividends                               17
  Additional Investor Services                                 18
  Distribution Plan 12b-1 Fees                                 18
  Portfolio Transactions and Brokerage Commissions             18

DIVIDENDS, DISTRIBUTIONS AND TAXES                             19

FINANCIAL HIGHLIGHTS                                           20

GENERAL INFORMATION                                            21

Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 33 separate investment portfolios, including equity, balanced, international, fixed income and money market funds. Class N shares of the Aston/ClariVest Mid Cap Growth Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater total return potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  seek long-term capital appreciation
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income
----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Aston/ClariVest Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The portfolio manager defines a mid-cap company as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index.


The investment process involves three steps:
- Stock Selection. The portfolio manager uses a quantitative-based approach to select individual stocks. The stock selection process is premised on the theory that investors will react inefficiently to changes in market information. The selection process is designed to process large amounts of information more efficiently and identify signals of growth cycles.

- Portfolio Construction. The portfolio manager seeks to minimize style risk through statistical measures that analyze how stocks move together.

- Trading. The portfolio manager seeks to implement ideas through cost effective trading techniques. Broker-dealers are selected on the basis of execution.

In the course of implementing its principal investment strategies, the Fund may experience a high annual turnover rate, which is not expected to exceed 200%.

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.



GROWTH STYLE RISK: Growth investing involves buying stocks of companies that are expected to exhibit above average, sustainable growth rates. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio manager's skills in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.


PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to a fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains of a fund (i.e., net capital gain on securities held by a fund for one year or less minus any net capital losses on securities held by a fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.


More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees, or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                            ACQUIRED
                                                                            FUND FEES    TOTAL                NET
                                     MANAGEMENT   DISTRIBUTION    OTHER        AND      EXPENSE     FEE     EXPENSE
FUND                                    FEES      (12B-1) FEES   EXPENSES   EXPENSES     RATIO    WAIVERS    RATIO
Aston/ClariVest Mid Cap Growth Fund    0.90%         0.25%        5.93%(a)     --%       7.08%    (5.68)%    1.40%(b)

(a)Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.


(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2009 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.40%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on November 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

FUND                                                          1 YEAR                 3 YEARS
Aston/ClariVest Mid Cap Growth Fund                            $143                   $1,579

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.

Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio manager will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio manager will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PUBLICLY TRADED PARTNERSHIPS
The Fund may invest in equity securities of publicly traded partnerships ("PTPs") that are taxed as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and certain other partnerships that meet conditions contained in the Internal Revenue Code. In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Internal Revenue Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts ("REITs") are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.


GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are expected to exhibit above-average, sustainable growth rates.



INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL MIDCAP GROWTH INDEX. An unmanaged index comprised of securities in the Russell Mid-cap Index with greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI.



Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging ClariVest Asset Management LLC ("ClariVest" or "Subadviser") as Subadviser.


Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.


GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 0.90% based on the average daily net assets from the Fund.


The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated April 30, 2008.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio manager.


ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, California 92130, was founded in March 2006 and is primarily employee owned. As of September 30, 2007, ClariVest managed approximately $3.4 billion in assets.


PORTFOLIO MANAGERS


                                  PORTFOLIO MANAGER   INVESTMENT EXPERIENCE
                                   Todd Wolter, CFA   Portfolio Manager since the Fund's inception. Mr.
                                                      Wolter has been a Principal at ClariVest since
                                                      2006. Prior to forming ClariVest in March 2006, Mr.
                                                      Wolter was a portfolio manager for the Systematic
                                                      mid-cap strategies and co-manager for the
                                                      Systematic small/mid (smid) strategies at
                                                      Nicholas-Applegate Capital Management. Prior to
                                                      Nicholas-Applegate, Mr. Wolter worked as a
                                                      quantitative risk analyst with Credit Suisse Asset
                                                      Management. Mr. Wolter received a BA from the
                                                      University of Southern California and an MBA from
                                                      the University of California, Irvine.

Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o  Education Savings Accounts: $500
   o Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR                    - Your financial representative is    - Your financial representative is responsible for
FINANCIAL                         responsible for transmitting the      transmitting the order promptly.
REPRESENTATIVE                    order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ASTON FUNDS                     - Make your check payable to Aston      address at the left.
P.O. BOX 9765                     Funds and mail to us at the         - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" as described
                                - We accept checks, bank drafts         later in this "Shareholder Information" Section).
OR                                and money orders for purchases.       Checks must be drawn on U.S. banks. There is a minimum
OVERNIGHT DELIVERY                Checks must be drawn on U.S.          $20 charge for returned checks.
                                  banks to avoid any fees or          - Give the following wire/ACH information to your bank:
ASTON FUNDS                       delays in processing.                 Mellon Trust of New England
101 SABIN STREET                - We do not accept travelers,           ABA #01-10-01234
PAWTUCKET, RI 02860               temporary, post-dated, credit         For: Aston Funds
                                  card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "Aston Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Fund, including you).      - Include your name, account number, tax payer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund, including you).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Aston Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BY PHONE                        - Obtain the Fund and account         - Verify that your bank or credit union is a member of
                                  number by calling Aston Funds at      the ACH.
800 992-8151                      the number at the left.             - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call Aston
                                  Mellon Trust of New England           Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: Aston Funds                      registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "Aston Fund Number"               ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                  Aston Funds                           For: Aston Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "Aston Fund Number"
                                                                        "Your Account Number"
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ASTONFUNDS.COM                site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Self-register for online account access at
                                  payable to Aston Funds and mail       www.astonfunds.com. Your social security number or
                                  it to the address under "By           employer identification number, account number and
                                  Mail" above.                          other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Aston Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.
----------------------------------------------------------------

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ASTON FUNDS                       (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee later in this             - Include all signatures and any additional documents
                                  "Shareholder Information"             that may be required. (See "Selling Shares in Writing"
OR                                Section)                              later in this "Shareholder Information" Section).
                                                                        Signatures must be in original form, as photocopies
OVERNIGHT DELIVERY                                                      are not accepted.
                                                                      - Mail to us at the address at the left.
ASTON FUNDS                                                           - A check will be mailed to the name(s) and address in
101 SABIN STREET                                                        which the account is registered. If you would like the
PAWTUCKET, RI 02860                                                     check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ASTONFUNDS.COM                                                    - Self-register for online account access at
                                                                        www.astonfunds.com. Your social security number or
                                                                        employer identification number, account number and
                                                                        other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through Aston Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at your address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
of trust accounts       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose        be in original form, as photocopies are not accepted
co-tenants are          - Certified copy of death certificate
deceased                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Letter of instruction signed by executor must be in
shareholder estates       original form, as photocopies are not accepted
                        - Certified copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,           - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
guardians and other       page for more details)
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form, or download a form from our Web
                          site, www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):
- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.


EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

The Fund reserves the right to:
   o Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The Fund will declare and pay dividends, if any, quarterly. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account;
-  determine the schedule: monthly, quarterly, semi-annually or annually;
-  call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS
Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends quarterly and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with long-term capital losses.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights

The Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION


The SAI, which is incorporated into this prospectus by reference and dated November 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS


CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                              (ASTON FUNDS LOGO)


         Aston Funds

         Class N Shares
         Prospectus


         November 1, 2007

         Aston/SGA International Small-Mid Cap Fund
--------------------------------------------------------------------------------

         A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)


INTERNATIONAL FUND                                TICKER SYMBOL

Aston/SGA International Small-Mid Cap Fund            ASNMX

(ASTON FUNDS LOGO)
Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/SGA International Small-Mid Cap Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             Page

ASTON FUNDS                                                     3

FUND SUMMARY

ASTON/SGA INTERNATIONAL SMALL-MID CAP FUND                      4
  Investment Objective, Principal Investment Strategies and
    Risks
  Fund Performance

FUND EXPENSES                                                   6

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES          7

PORTFOLIO HOLDINGS                                              8

INVESTMENT TERMS                                                9

MANAGEMENT OF THE FUND                                         10
    The Investment Adviser                                     10
    The Subadviser                                             10
    Portfolio Managers                                         10

SHAREHOLDER INFORMATION                                        11
    Opening an Account: Buying Shares                          11
    Exchanging Shares                                          13
    Selling/Redeeming Shares                                   14
    Transaction Policies                                       17
    Account Policies and Dividends                             19
    Additional Investor Services                               19
    Distribution Plan 12b-1 Fees                               20
    Portfolio Transactions and Brokerage Commissions           20

DIVIDENDS, DISTRIBUTIONS AND TAXES                             21

FINANCIAL HIGHLIGHTS                                           22

GENERAL INFORMATION                                            23

Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 33 separate investment portfolios, including equity, balanced, international fixed income and money market funds. Class N shares of the Aston/SGA International Small-Mid Cap Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


INTERNATIONAL FUNDS

INTERNATIONAL FUNDS invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

WHO MAY WANT TO INVEST IN INTERNATIONAL FUNDS
International funds may be appropriate if you:
-  have a long-term investment goal
- seek growth of capital and can tolerate the additional risks of foreign investing
-  seek to diversify domestic investments with investments in foreign securities

International funds may not be appropriate if you want:
-  a stable share price
-  a high level of current income
-  a short-term investment
-  a conservative investment approach
----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Aston/SGA International Small-Mid Cap Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in equity securities of small- to mid-cap companies based in foreign (non-U.S.) countries, including emerging market countries. The portfolio managers define small- to mid-cap companies as companies with market capitalizations, at the time of acquisition, of less than $15 billion.


The portfolio managers employ primarily bottom-up stock selection that begins with a proprietary quantitative process to identify companies with the potential for high risk-adjusted returns. The model evaluates multiple factors within four categories:
-  valuation
-  growth
-  quality
-  sentiment


Strategic Global Advisors, LLC ("SGA" or "Subadviser") believes that quantitative data, analyzed in a timely and disciplined manner, can be used to identify mispricings in the market and generate returns in excess of general market returns. SGA's proprietary process ranks companies against their global peers across a variety of predictive factors in order to identify the most attractive investment opportunities. Using a proprietary risk model and optimization tools, the portfolio managers then focus on the best ideas on a risk-adjusted basis.


Companies identified as potential investments, pursuant to the quantitative process described above, are reviewed on a fundamental basis before being added to the portfolio.


Under normal conditions, the Fund will invest in issues of at least five countries other than the United States. Country and sector exposures are generally determined by reference to recognized benchmark weights, but may be substantially underweighted or overweighted based on stock selection opportunities, as well as market and economic factors. The Fund may invest in developed and emerging markets.


To help manage risk, the portfolio managers adhere to a strong sell discipline. In the course of implementing its principal investment strategies, the Fund's annual turnover rate is not expected to exceed 100%.

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.



EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements
-  delays in settling Fund transactions


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

SMALL- AND MID-CAP COMPANY RISK: Investing in securities of small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads or exchange fees. A REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" section for more details.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                       ACQUIRED
                                             DISTRIBUTION              FUND FEES    TOTAL                NET
                                MANAGEMENT     (12B-1)       OTHER        AND      EXPENSE     FEE     EXPENSE
FUND                               FEES          FEES       EXPENSES   EXPENSES     RATIO    WAIVERS    RATIO
Aston/SGA International
  Small-Mid Cap Fund               1.20%         0.25%        7.28%(a)    --%       8.73%     (6.93)%   1.80%(b)

(a)Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.


(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2009 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.80%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on November 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


FUND                                                          1 YEAR          3 YEARS
Aston/SGA International Small-Mid Cap Fund                     $183            $1,918

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio managers anticipate.

Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio managers will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio managers will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights, convertible securities and other securities that represent underlying local shares, such as depositary receipts.

FOREIGN SECURITIES
Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.


EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.


EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.


MSCI ACWI, EX U.S. INDEX. The Morgan Stanley Capital International All Country World Index excluding U.S. Index is a Free-float adjusted market capitalization index that is designed to measure equity market performance in the global and emerging markets excluding the U.S.


MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI.



Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging SGA as Subadviser.


Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 1.20% based on the average daily net assets from the Fund.


The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated April 30, 2008.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio managers.


Strategic Global Advisors, LLC, 100 Bayview Circle, Suite 500, Newport Beach, California 92660, was founded in December 2005. SGA has not previously managed registered mutual funds, focusing mainly on institutional accounts and international products. As of September 30, 2007, SGA managed approximately $95.0 million in assets.


PORTFOLIO MANAGERS


                               PORTFOLIO MANAGER(S)   INVESTMENT EXPERIENCE
                              Cynthia A. Tusan, CFA   Portfolio Manager since the Fund's inception. Ms.
                                                      Tusan is founder, President and a Portfolio Manager
                                                      for SGA. Ms. Tusan has over twenty years'
                                                      investment experience, including sixteen years as a
                                                      senior portfolio manager at Wells Fargo and Wells
                                                      Capital Management. Ms. Tusan has a BA in Economics
                                                      from Bryn Mawr College and an MBA from the Anderson
                                                      School at UCLA.
                                Gary T. Baierl, PhD   Portfolio Manager since the Fund's inception. Mr.
                                                      Baierl is Chief Investment Officer and Portfolio
                                                      Manager for SGA. Prior to joining SGA, Dr. Baierl
                                                      served as the Director of Quantitative Research at
                                                      Causeway Capital Management in Los Angeles. Dr.
                                                      Baierl has a PhD in Managerial Economics and
                                                      Decision Science from Northwestern University and a
                                                      BA in Mathematics and Economics from Boston
                                                      University.

Each portfolio manager has full responsibility for all aspects of portfolio management including risk analysis, stock analysis, optimization and trade execution. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:
   o  Regular accounts:  $2,500
   o  Individual Retirement Accounts (IRAs):  $500
   o  Education Savings Accounts:  $500
   o Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ASTON FUNDS                     - Make your check payable to Aston      address at the left.
P.O. BOX 9765                     Funds and mail to us at the         - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" as described
                                - We accept checks, bank drafts         later in this "Shareholder Information" Section).
OR                                and money orders for purchases.       Checks must be drawn on U.S. banks. There is a minimum
                                  Checks must be drawn on U.S.          $20 charge for returned checks.
OVERNIGHT DELIVERY                banks to avoid any fees or          - Give the following wire/ACH information to your bank:
                                  delays in processing.                 Mellon Trust of New England
ASTON FUNDS                     - We do not accept travelers,           ABA #01-10-01234
101 SABIN STREET                  temporary, post-dated, credit         For: Aston Funds
PAWTUCKET, RI 02860               card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "Aston Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Fund, including you).      - Include your name, account number, tax payer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund, including you).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Aston Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BY PHONE                        - Obtain the Fund and account         - Verify that your bank or credit union is a member of
                                  number by calling Aston Funds at      the ACH.
800 992-8151                      the number at the left.             - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call Aston
                                  Mellon Trust of New England           Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: Aston Funds                      registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "Aston Fund Number"               ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                  Aston Funds                           For: Aston Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "Aston Fund Number"
                                                                        "Your Account Number"
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ASTONFUNDS.COM                site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Self-register for online account access at
                                  payable to Aston Funds and mail       www.astonfunds.com. Your social security number or
                                  it to the address under "By           employer identification number, account number and
                                  Mail" above.                          other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Aston Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.
----------------------------------------------------------------

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ASTON FUNDS                       (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee later in this             - Include all signatures and any additional documents
                                  "Shareholder Information"             that may be required. (See "Selling Shares in Writing"
OR                                Section)                              later in this "Shareholder Information" Section).
                                                                        Signatures must be in original form, as photocopies
OVERNIGHT DELIVERY                                                      are not accepted.
                                                                      - Mail to us at the address at the left.
ASTON FUNDS                                                           - A check will be mailed to the name(s) and address in
101 SABIN STREET                                                        which the account is registered. If you would like the
PAWTUCKET, RI 02860                                                     check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ASTONFUNDS.COM                                                    - Self-register for online account access at
                                                                        www.astonfunds.com. Your social security number or
                                                                        employer identification number, account number and
                                                                        other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through Aston Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at your address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
of trust accounts       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Letter of instruction signed by the surviving tenant must
shareholders whose        be in original form, as photocopies are not accepted
co-tenants are          - Certified copy of death certificate
deceased                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Letter of instruction signed by executor must be in
shareholder estates       original form, as photocopies are not accepted
                        - Certified copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,           - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
guardians and other       page for more details)
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form, or download a form from our Web
                          site, www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):
- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:
- The Fund has adopted a redemption fee of 2.00% for shares held less than 90 calendar days;
- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;
-  The Fund reserves the right to:
   o Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held though intermediaries, such intermediaries generally are obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES
The Fund assesses a 2.00% fee on redemptions (including exchanges) of the Fund's shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.


The Fund will notify intermediaries, such as broker-dealers or plan administrators, of the Fund's policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund's redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; redemption of shares purchased through an Automatic Investment Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to impose a redemption fee (as discussed above); and circumstances where the Fund's administrator believes it to be in the best interest of the Fund and in accordance with the Fund's policies and procedures to waive the redemption fee on behalf of the Fund.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account;
-  determine the schedule: monthly, quarterly, semi-annually or annually;
-  call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS
Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund. Therefore, it is not expected that a significant amount of the Fund's distributions will qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with long-term capital losses.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

- If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

Financial Highlights

The Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI, which is incorporated into this prospectus by reference and dated November 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS


CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                              (ASTON FUNDS LOGO)


         Aston Funds

         Class N Shares
         Prospectus


         November 1, 2007

         Aston/Montag & Caldwell Mid Cap Growth Fund
--------------------------------------------------------------------------------

         A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)


EQUITY FUND                                       TICKER SYMBOL

Aston/Montag & Caldwell Mid Cap Growth Fund           AMCMX

(ASTON FUNDS LOGO)
Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/Montag & Caldwell Mid Cap Growth Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                              Page

ASTON FUNDS                                                      3

FUND SUMMARY

ASTON/MONTAG & CALDWELL MID CAP GROWTH FUND                      4
    Investment Objective, Principal Investment Strategies
      and Risks
    Fund Performance

FUND EXPENSES                                                    5

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES           6

PORTFOLIO HOLDINGS                                               8

INVESTMENT TERMS                                                 9

MANAGEMENT OF THE FUND                                          10
    The Investment Adviser                                      10
    The Subadviser                                              10
    Portfolio Managers                                          10

SHAREHOLDER INFORMATION                                         11
    Opening an Account: Buying Shares                           11
    Exchanging Shares                                           13
    Selling/Redeeming Shares                                    14
    Transaction Policies                                        17
    Account Policies and Dividends                              18
    Additional Investor Services                                19
    Distribution Plan 12b-1 Fees                                19
    Portfolio Transactions and Brokerage Commissions            20

DIVIDENDS, DISTRIBUTIONS AND TAXES                              21

FINANCIAL HIGHLIGHTS                                            22

GENERAL INFORMATION                                             23

Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 33 separate investment portfolios, including equity, balanced, international, fixed income and money market funds. Class N shares of the Aston/Montag & Caldwell Mid Cap Growth Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater total return potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  seek long-term capital appreciation
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income
----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Aston/Montag & Caldwell Mid Cap Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The portfolio managers define a mid-cap company as companies with a market capitalization, at the time of acquisition, of between $2.5 billion and $10 billion.


The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:
-  offer a compelling combination of earnings growth and attractive value
-  sell at a discount to intrinsic value
-  exhibit above-median near-term relative earnings strength
- are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in American Depository Receipts ("ADRs") and foreign securities.

To help manage risk, the portfolio managers adhere to a strong sell discipline. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.
- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.
- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.
- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees, or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.

                                                                             ACQUIRED
                                                   DISTRIBUTION              FUND FEES    TOTAL                NET
                                      MANAGEMENT     (12B-1)       OTHER        AND      EXPENSE     FEE     EXPENSE
FUND                                     FEES          FEES       EXPENSES   EXPENSES     RATIO    WAIVERS    RATIO
Aston/Montag & Caldwell Mid Cap
  Growth Fund                           0.85%         0.25%        5.93%(a)      --%     7.03%     (5.63)%    1.40%(b)


(a)Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.



(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2009 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.40%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on November 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS
Aston/Montag & Caldwell Mid Cap Growth Fund                    $143          $1,570

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio managers anticipate.

Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio managers will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio managers will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

FOREIGN SECURITIES
Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts ("REITs") are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.


GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are expected to exhibit above-average, sustainable growth rates. Growth stocks generally tend to have higher price-to-earnings ratios than value stocks, and generally make a little or no dividend payments to shareholders.



INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

RUSSELL MIDCAP GROWTH INDEX. An unmanaged index comprised of securities in the Russell Midcap Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI.



Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging Montag & Caldwell, Inc. ("Montag & Caldwell" or "Subadviser") as Subadviser.


Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 0.85% based on the average daily net assets from the Fund.


The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated April 30, 2008.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio managers.


Montag & Caldwell, Inc., 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326, was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. ("Holding Co."). In October 2007, the ultimate parent of Holding Co. announced the acquisition of ABN AMRO by a consortium of European banks. Upon completion of the transaction, Montag & Caldwell is expected to be an indirect wholly-owned subsidiary of Fortis Investments. As of September 30, 2007, Montag & Caldwell managed approximately $17.5 billion in assets.


PORTFOLIO MANAGERS


                                 PORTFOLIO MANAGER(S)   INVESTMENT EXPERIENCE
                               M. Scott Thompson, CFA   Co-Portfolio Manager since the Fund's inception, Vice
                                                        President and Security Analyst. Mr. Thompson joined
                                                        Montag & Caldwell in 1992 upon graduating from the
                                                        University of the South with a B.A. in Economics. He
                                                        has an M.B.A. from Emory University. His professional
                                                        affiliations include the CFA Institute and the
                                                        Atlanta Society of Financial Analysts, current
                                                        Trustee.

                                  Andrew W. Jung, CFA   Co-Portfolio Manager since the Fund's inception, Vice
                                                        President and Security Analyst. Mr. Jung joined
                                                        Montag & Caldwell in 2001 as a research analyst.
                                                        Prior to joining Montag & Caldwell, he was an analyst
                                                        at Strong Capital Management, following the financial
                                                        services sector for several large cap growth funds,
                                                        and at the Robinson-Humphrey Company in Atlanta,
                                                        where he followed banks and thrifts. He has a B.A.
                                                        from Marquette University and an M.B.A. from Emory
                                                        University. His professional affiliations include the
                                                        CFA Institute and the Atlanta Society of Financial
                                                        Analysts.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o  Education Savings Accounts: $500
   o Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ASTON FUNDS                     - Make your check payable to Aston      address at the left.
P.O. BOX 9765                     Funds and mail to us at the         - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" as described
                                - We accept checks, bank drafts         later in this "Shareholder Information" Section).
OR                                and money orders for purchases.       Checks must be drawn on U.S. banks. There is a minimum
                                  Checks must be drawn on U.S.          $20 charge for returned checks.
OVERNIGHT DELIVERY                banks to avoid any fees or          - Give the following wire/ACH information to your bank:
                                  delays in processing.                 Mellon Trust of New England
ASTON FUNDS                     - We do not accept travelers,           ABA #01-10-01234
101 SABIN STREET                  temporary, post-dated, credit         For: Aston Funds
PAWTUCKET, RI 02860               card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "Aston Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Fund, including you).      - Include your name, account number, tax payer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund, including you).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Aston Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BY PHONE                        - Obtain the Fund and account         - Verify that your bank or credit union is a member of
                                  number by calling Aston Funds at      the ACH.
800 992-8151                      the number at the left.             - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call Aston
                                  Mellon Trust of New England           Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: Aston Funds                      registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "Aston Fund Number"               ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                  Aston Funds                           For: Aston Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "Aston Fund Number"
                                                                        "Your Account Number"
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ASTONFUNDS.COM                site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Self-register for online account access at
                                  payable to Aston Funds and mail       www.astonfunds.com. Your social security number or
                                  it to the address under "By           employer identification number, account number and
                                  Mail" above.                          other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Aston Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.
----------------------------------------------------------------

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ASTON FUNDS                       (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee later in this             - Include all signatures and any additional documents
                                  "Shareholder Information"             that may be required. (See "Selling Shares in Writing"
OR                                Section)                              later in this "Shareholder Information" Section).
                                                                        Signatures must be in original form, as photocopies
OVERNIGHT DELIVERY                                                      are not accepted.
                                                                      - Mail to us at the address at the left.
ASTON FUNDS                                                           - A check will be mailed to the name(s) and address in
101 SABIN STREET                                                        which the account is registered. If you would like the
PAWTUCKET, RI 02860                                                     check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ASTONFUNDS.COM                                                    - Self-register for online account access at
                                                                        www.astonfunds.com. Your social security number or
                                                                        employer identification number, account number and
                                                                        other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through Aston Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at your address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                    REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual,     - Letter of instruction
joint, sole               - On the letter, the signatures and titles of all persons
proprietorship,             authorized to sign for the account, exactly as the account
UGMA/UTMA, or general       is registered, must be in original form, as photocopies
partner accounts            are not accepted
                          - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners of corporate or    - Letter of instruction
association accounts      - Corporate resolution certified within the past 12 Months
                          - On the letter, the signatures and titles of all persons
                            authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                            are not accepted
                          - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners or trustees of     - Letter of instruction
trust accounts            - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                          - If the names of all trustees are not registered on the
                            account, a copy of the trust document certified within the past 12 Months
                          - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Joint tenancy             - Letter of instruction signed by the surviving tenant must
shareholders whose          be in original form, as photocopies are not accepted
co-tenants are deceased   - Certified copy of death certificate
                          - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Executors of shareholder  - Letter of instruction signed by executor must be in
estates                     original form, as photocopies are not accepted
                          - Certified copy of order appointing executor
                          - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Administrators,           - Call 800 992-8151 for instructions
conservators, guardians   - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
and other sellers or        page for more details)
account types not listed
above

IRA accounts              - IRA distribution request form completed and signed. Call
                            800 992-8151 for a form, or download a form from our Web
                            site, www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):
- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:
- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;
-  The Fund reserves the right to:
   o Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The Fund will declare and pay dividends, if any, quarterly. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account;
-  determine the schedule: monthly, quarterly, semi-annually or annually;
-  call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS
Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser Incentive programs in a manner that favors one Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends quarterly and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with long-term capital losses.


- When you sell or exchange shares in a non-retirement account, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights

The Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION


The SAI, which is incorporated into this prospectus by reference and dated November 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS


CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

ASTON FUNDS LOGO

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                              (ASTON FUNDS LOGO)

         Aston Funds
         Class N Shares
         Prospectus


         November 1, 2007


         Aston/Cardinal Mid Cap Value Fund

--------------------------------------------------------------------------------

         A diversified, actively managed fund family with a process-driven approach to investing.

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

(ASTON FUNDS LOGO)


EQUITY FUND                                  TICKER SYMBOL

Aston/Cardinal Mid Cap Value Fund                ACDMX

(ASTON FUNDS LOGO)

Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/Cardinal Mid Cap Value Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.


For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              Page

ASTON FUNDS                                                      3

FUND SUMMARY

ASTON/CARDINAL MID CAP VALUE FUND                                4
    Investment Objective, Principal Investment Strategies
      and Risks
    Fund Performance

FUND EXPENSES                                                    5

ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES           6

PORTFOLIO HOLDINGS                                               7

INVESTMENT TERMS                                                 8

MANAGEMENT OF THE FUND                                           9
    The Investment Adviser                                       9
    The Subadviser                                               9
    Portfolio Managers                                           9

SHAREHOLDER INFORMATION                                         10
    Opening an Account: Buying Shares                           10
    Exchanging Shares                                           12
    Selling/Redeeming Shares                                    13
    Transaction Policies                                        16
    Account Policies and Dividends                              17
    Additional Investor Services                                18
    Distribution Plan 12b-1 Fees                                18
    Portfolio Transactions and Brokerage Commissions            18

DIVIDENDS, DISTRIBUTIONS AND TAXES                              19

FINANCIAL HIGHLIGHTS                                            20

GENERAL INFORMATION                                             21

Aston Funds


Aston Funds (the "Trust") is an open-end management investment company that currently offers 33 separate investment portfolios, including equity, balanced, international, fixed income and money market funds. Class N shares of the Aston/Cardinal Mid Cap Value Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater total return potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  seek long-term capital appreciation
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments
Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income
--------------------------------------------------------------------------------

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you can not be certain that a fund will achieve its investment objective
--------------------------------------------------------------------------------

Aston/Cardinal Mid Cap Value Fund


INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The portfolio managers define a mid-cap company as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap(R) Value Index.


The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:
-  Stable and predictable business model
-  Motivated and competent management
-  Unduly depressed valuation
-  Catalyst for positive market reevaluation

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.


LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers. Typically, their valuation levels are less than those for growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund's return may be adversely affected during a market downturn and when value stocks are out of favor.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in the Fund, you do not incur any sales loads, exchange fees, or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                             ACQUIRED
                                                   DISTRIBUTION              FUND FEES    TOTAL                NET
                                      MANAGEMENT     (12B-1)       OTHER        AND      EXPENSE     FEE     EXPENSE
FUND                                     FEES          FEES       EXPENSES   EXPENSES     RATIO    WAIVERS    RATIO
Aston/Cardinal Mid Cap Value Fund        0.90%         0.25%        5.93%(a)     --%      7.08%     (5.68)%   1.40%(b)


(a)Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.


(b)Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2009 to the extent that ordinary operating expenses, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), exceed 1.40%. As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on November 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS
Aston/Cardinal Mid Cap Value Fund                              $143          $1,579

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

ADRS/EDRS/GDRS
The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio managers anticipate.

Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio managers will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio managers will place a limit on the derivative exposure as a proportion of assets.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

OTHER INVESTMENT COMPANIES
The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PUBLICLY TRADED PARTNERSHIPS
The Fund may invest in equity securities of publicly traded partnerships ("PTPs") that are taxed as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and certain other partnerships that meet conditions contained in the Internal Revenue Code. In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Internal Revenue Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


RUSSELL MIDCAP VALUE INDEX. An unmanaged index comprised of securities in the Russell Midcap Index constructed to provide a comprehensive and unbiased barometer for the mid-cap value segment.


TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than their growth counterparts.

12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston" or "Adviser"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO"). More information on Highbury Financial Inc. is available in the SAI.



Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund's portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund's investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging Cardinal Capital Management, L.L.C. ("Cardinal" or "Subadviser") as Subadviser.


Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL
As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive an annual management fee of 0.90% based on the average daily net assets from the Fund.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.

A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated April 30, 2008.

THE SUBADVISER

The accompanying information highlights the Fund's Subadviser and its portfolio managers.


Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, Connecticut 06831, is wholly owned by senior investment professionals and controlled by Amy K. Minella. As of September 30, 2007, Cardinal managed approximately $1.7 billion in assets.


PORTFOLIO MANAGERS


                                 PORTFOLIO MANAGER(S)   INVESTMENT EXPERIENCE
                                       Amy K. Minella   Co-Portfolio Manager since the Fund's inception. Ms.
                                                        Minella is the Managing Partner at Cardinal and
                                                        founded the firm in 1995. Ms. Minella is a portfolio
                                                        manager and analyst, and has twenty-seven years of
                                                        investment experience. Ms. Minella received a BA from
                                                        Mount Holyoke College and an MBA from Stanford
                                                        University.

                                      Eugene Fox, III   Co-Portfolio Manager since the Fund's inception. Mr.
                                                        Fox is a Partner at Cardinal and joined the firm in
                                                        1995. Mr. Fox is a portfolio manager and analyst, and
                                                        has twenty years of investment experience. Mr. Fox
                                                        received a BA from the University of Virginia and an
                                                        MBA from the University of Chicago.

                           Robert B. Kirkpatrick, CFA   Co-Portfolio Manager since the Fund's inception. Mr.
                                                        Kirkpatrick is a Partner at Cardinal and joined the
                                                        firm in 2000. Mr. Kirkpatrick is a portfolio manager
                                                        and analyst, and has twenty-two years of investment
                                                        experience. Mr. Kirkpatrick received a BA from
                                                        Williams College.

The investment process at Cardinal is team-based and all investment decisions are made by consensus among the three portfolio managers, who are equally responsible for management of the portfolio. Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o  Education Savings Accounts: $500
   o Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
- The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.
- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.
-  Make your initial investment using the following table as a guideline.
- All account openings and subsequent transaction requests must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.
- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.
----------------------------------------------------------------

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ASTON FUNDS                     - Make your check payable to Aston      address at the left.
P.O. BOX 9765                     Funds and mail to us at the         - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" as described
                                - We accept checks, bank drafts         later in this "Shareholder Information" Section).
OR                                and money orders for purchases.       Checks must be drawn on U.S. banks. There is a minimum
                                  Checks must be drawn on U.S.          $20 charge for returned checks.
OVERNIGHT DELIVERY                banks to avoid any fees or          - Give the following wire/ACH information to your bank:
                                  delays in processing.                 Mellon Trust of New England
ASTON FUNDS                     - We do not accept travelers,           ABA #01-10-01234
101 SABIN STREET                  temporary, post-dated, credit         For: Aston Funds
PAWTUCKET, RI 02860               card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "Aston Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Fund, including you).      - Include your name, account number, tax payer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Fund, including you).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Aston Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BY PHONE                        - Obtain the Fund and account         - Verify that your bank or credit union is a member of
                                  number by calling Aston Funds at      the ACH.
800 992-8151                      the number at the left.             - To place your request with an Investor Services
                                - Instruct your bank (who may           Associate, call between 9 a.m. and 7 p.m. ET,
                                  charge a fee) to wire or ACH the      Monday - Friday.
                                  amount of your investment.          - You should complete the "Bank Account Information"
                                - Give the following wire/ACH           section on your account application.
                                  information to your bank:           - When you are ready to add to your account, call Aston
                                  Mellon Trust of New England           Funds and tell the representative the Fund name,
                                  ABA #01-10-01234                      account number, the name(s) in which the account is
                                  For: Aston Funds                      registered and the amount of your investment.
                                  A/C 140414                          - Instruct your bank (who may charge a fee) to wire or
                                  FBO "Aston Fund Number"               ACH the amount of your investment.
                                  "Your Account Number"               - Give the following wire/ACH information to your bank:
                                - Return your completed and signed      Mellon Trust of New England
                                  application to:                       ABA #01-10-01234
                                  Aston Funds                           For: Aston Funds
                                  P.O. Box 9765                         A/C 140414
                                  Providence, RI 02940                  FBO "Aston Fund Number"
                                                                        "Your Account Number"
                                                                      - Include your name, account number, taxpayer
                                                                        identification number or social security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ASTONFUNDS.COM                site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Self-register for online account access at
                                  payable to Aston Funds and mail       www.astonfunds.com. Your social security number or
                                  it to the address under "By           employer identification number, account number and
                                  Mail" above.                          other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to add to your account, access your
                                                                        account through Aston Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.
----------------------------------------------------------------

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ASTON FUNDS                       (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee later in this             - Include all signatures and any additional documents
                                  "Shareholder Information"             that may be required. (See "Selling Shares in Writing"
OR                                Section)                              later in this "Shareholder Information" Section).
                                                                        Signatures must be in original form, as photocopies
OVERNIGHT DELIVERY                                                      are not accepted.
                                                                      - Mail to us at the address at the left.
ASTON FUNDS                                                           - A check will be mailed to the name(s) and address in
101 SABIN STREET                                                        which the account is registered. If you would like the
PAWTUCKET, RI 02860                                                     check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 a.m. and 7 p.m. ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it Medallion Signature
                                                                        Guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ASTONFUNDS.COM                                                    - Self-register for online account access at
                                                                        www.astonfunds.com. Your social security number or
                                                                        employer identification number, account number and
                                                                        other security validating information will be required
                                                                        for registration.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through Aston Funds' Web
                                                                        site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at your address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" later in this "Shareholder Information"
                                                                        Section).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                            REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint,      - Letter of instruction
sole proprietorship,              - On the letter, the signatures and titles of all persons
UGMA/UTMA, or general partner       authorized to sign for the account, exactly as the account
accounts                            is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate or            - Letter of instruction
association accounts              - Corporate resolution certified within the past 12 months
                                  - On the letter, the signatures and titles of all persons
                                    authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust       - Letter of instruction
  accounts                        - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                  - If the names of all trustees are not registered on the
                                    account, a copy of the trust document certified within the past 12 months
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy shareholders        - Letter of instruction signed by the surviving tenant must
whose co-tenants are deceased       be in original form, as photocopies are not accepted
                                  - Certified copy of death certificate
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder          - Letter of instruction signed by executor must be in
  estates                           original form, as photocopies are not accepted
                                  - Certified copy of order appointing executor
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators, conservators,     - Call 800 992-8151 for instructions
guardians and other sellers or    - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous
account types not listed above      page for more details)
IRA accounts                      - IRA distribution request form completed and signed. Call
                                    800 992-8151 for a form, or download a form from our Web
                                    site, www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):
- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.


EXECUTION OF REQUESTS
The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING
The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small-cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

The Fund reserves the right to:
   o Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
   o Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
   o Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;
   o Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
-  after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS
The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS
The Fund will declare and pay dividends, if any, quarterly. Net capital gains, if any, will be distributed at least once a year in December.

UNCASHED CHECKS
Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS
Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE
The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account;
-  determine the schedule: monthly, quarterly, semi-annually or annually;
-  call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS
Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

In addition to distribution and service fees paid by the Fund, Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston fund or group of funds over another Aston fund.

PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES
For federal income tax purposes:

- The Fund pays dividends quarterly and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.


- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with long-term capital losses.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss may generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights

The Fund's Class N shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION


The SAI, which is incorporated into this prospectus by reference and dated November 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS


CONTACTING ASTON FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    Aston Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

(ASTON FUNDS LOGO)

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                   ASTON FUNDS

                            (formerly ABN AMRO Funds)

                                 CLASS N SHARES
                        Aston/Cardinal Mid Cap Value Fund
                       Aston/ClariVest Mid Cap Growth Fund
                   Aston/Montag & Caldwell Mid Cap Growth Fund
                   Aston/SGA International Small-Mid Cap Fund

                                 CLASS I SHARES
                        Aston/Barings International Fund

                 (Each a "Fund," and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 2007

     This statement of additional information dated November 1, 2007 ("SAI") provides supplementary information pertaining to shares representing interests in Class N shares of the Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund and Class I shares of the Aston/Barings International Fund, five of thirty-three available investment portfolios of Aston Funds (the "Trust").

     This SAI is not a prospectus and should be read only in conjunction with the Funds' current prospectuses dated November 1, 2007, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate prospectus.

     The SAI is incorporated by reference into the prospectuses.

     You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the prospectuses or SAI.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS                                                                      1

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS................      1

INVESTMENT RESTRICTIONS..................................................     19

NON-FUNDAMENTAL INVESTMENT POLICIES......................................     20

TRUSTEES AND OFFICERS OF THE TRUST.......................................     21

PROXY VOTING POLICIES AND PROCEDURES.....................................     25

INVESTMENT ADVISORY AND OTHER SERVICES...................................     25
   The Investment Adviser................................................     25
   The Subadvisers.......................................................     27
   The Administrator.....................................................     33
   The Subadministrator..................................................     34
   Subadministration Fees................................................     34
   The Underwriter.......................................................     34
   The Distribution Plan.................................................     34
   Redemption Fees.......................................................
   Custodian.............................................................     35
   Transfer Agent and Dividend Paying Agent..............................     36
   Counsel and Independent Registered Public Accounting Firm.............     36

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................     36

DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     38

DESCRIPTION OF SHARES....................................................     38

NET ASSET VALUE..........................................................     41

REDEMPTIONS-IN-KIND......................................................     42

DIVIDENDS................................................................     42

FEDERAL INCOME TAXES.....................................................     42

PERFORMANCE INFORMATION..................................................     47

FINANCIAL STATEMENTS.....................................................     47

OTHER INFORMATION........................................................     47

APPENDIX A...............................................................    A-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUSES. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     Aston Funds (the "Trust"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to December 1, 2006, the Trust was known as "ABN AMRO Funds."

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in each prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.

     Each Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment adviser or subadviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.

     Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which Funds are permitted to invest include, but are not limited to, forward commitments, forward currency contracts, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which the Funds may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

     CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     POOLED VEHICLES

     The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Many international equity securities in which the Funds may invest will be traded in foreign currencies. The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such investments for hedging purposes only. A Fund will not engage in such investments purely for speculative purposes.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to its obligation under the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's investment adviser or subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

     Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investments in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

     In making investment decisions for a Fund, the subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the subadviser's decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so.

     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS

     Futures contracts are generally considered to be derivative securities. Each Fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of the Funds. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates.

     At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Gains derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gains and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, that Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge that Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not considered illiquid.

INVESTMENT COMPANY SHARES

     Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and, in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds. To the extent that a Fund is permitted to invest in shares of an Aston Funds money market fund for cash management purposes, the investment adviser waives management fees with respect to Fund assets invested therein.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     LOAN PARTICIPATIONS - LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the investment adviser or subadviser, they cannot be sold within seven days.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

OPTIONS

     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of that Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that Fund's total return. A Fund may lose potential market appreciation if the judgment of its subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     A Fund may use exchange-traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Trust's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this SAI, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, that Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the investment adviser or subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this SAI, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that Fund for not more than one year as of the date of the short sale or were acquired by that Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will segregate assets with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the investment adviser or subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that

Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

PUBLICLY TRADED PARTNERSHIPS

     Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange. The Aston/Cardinal Mid Cap Value Fund and the Aston/ClariVest Mid Cap Growth Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Internal Revenue Code of 1986, as amended (the "Code"). Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Aston/Cardinal Mid Cap Value Fund and the Aston/ClariVest Mid Cap Growth Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of a MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

     An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP. In addition, the value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund's cash flow and there could be a material decrease in the value of the Fund's shares.

REAL ESTATE INVESTMENT TRUSTS

     Securities of real estate investment trusts ("REITs") may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price.

RESTRICTED SECURITIES

     Each Fund will limit investments in securities of issuers which that Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, pursuant to guidelines adopted by the Trust's Board of Trustees. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not subject to this restriction.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to that Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in each prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.


ROYALTY INCOME TRUSTS



     A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.


RULE 144A SECURITIES

     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment adviser or subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

TEMPORARY DEFENSIVE POSITIONING


     The investments and strategies described throughout the Funds' prospectuses and this SAI are those the investment adviser and subadvisers intend to use under normal conditions. When the investment adviser or subadviser determines that market or other conditions warrant, a Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When a Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS

     A Unit Investment Trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in a Fund's prospectus, provided that such investment would be consistent with that Fund's investment objectives and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                            INVESTMENT RESTRICTIONS

     The investment objective of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of a Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     A Fund may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

          (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

          (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

          (4) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

          (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

          (6) Make investments in securities for the purpose of exercising control.

          (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

          (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

          (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

          (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

          (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

          (12) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

     The Funds have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in such Fund's prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

     For purposes of Aston/Barings International Fund and Aston/SGA International Small-Mid Cap Fund's investment policies, non-U.S. companies are broadly defined to include any company that meets one of the following tests: (i) it is organized, has its primary business office, or its stock is principally traded on a market located outside of the U.S.; (ii) 50% or more of its assets are located outside the U.S., or (iii) 50% or more of its revenue is derived from outside of the U.S.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                                           NUMBER OF
                               TERM OF                                                    PORTFOLIOS
                              OFFICE(2)                                                     IN FUND
       NAME, ADDRESS,        AND LENGTH                                                     COMPLEX         OTHER TRUSTEESHIPS/
         AGE(1) AND            OF TIME                   PRINCIPAL OCCUPATION(S)           OVERSEEN          DIRECTORSHIPS HELD
   POSITION(S) WITH TRUST     SERVED(1)                   DURING PAST FIVE YEARS          BY TRUSTEE           BY TRUSTEE(3)
---------------------------  ----------  -----------------------------------------------  ----------  ------------------------------
                                                       DISINTERESTED TRUSTEES

Leonard F. Amari              13 years   Partner at the law offices of Amari & Locallo,        33     Director, Delaware Place Bank;
c/o 120 N. LaSalle St.                   a practice with exclusive concentration in real              Trustee, John Marshall Law
Chicago, IL 60602                        estate taxation and related areas, since 1987;               School
Age: 65                                  Special Assistant Attorney General since 1986.
Trustee

Robert A. Kushner              8 years   Retired. Vice President, Secretary and General        33     None
c/o 120 N. LaSalle St.                   Counsel at Cyclops Industries, Inc., 1976-1992.
Chicago, IL 60602
Age: 71
Trustee

Gregory T. Mutz               13 years   CEO of AMLI Residential Properties Trust (NYSE:       33     Chairman of the Board of AMLI
c/o 120 N. LaSalle Street                AML) (a Multifamily REIT), a successor company               Residential Properties Trust;
Chicago, IL 60602                        to AMLI Realty Co. since 2004; Chairman of AMLI              Director of Abt Associates
Age: 61                                  Residential Properties since 1994; Vice                      Inc. (agribusiness)
Trustee                                  Chairman of UICI (NYSE:  UCI) (an insurance
                                         holding company) from 2003-2004; President and
                                         CEO of UICI from 1999-2003; Chairman of
                                         Academic Management Services Corp. (a student
                                         loans and finance company) from 2000-2003.

Robert B. Scherer              8 years   President of The Rockridge Group, Ltd (title          33     Director, Title Reinsurance
c/o 120 N. LaSalle Street                insurance industry consulting services) since                Company (insurance for title
Chicago, IL 60602                        1994.                                                        agents)
Age: 65
Trustee

Nathan Shapiro                13 years   President of SF Investments, Inc.                     33     Director, Baldwin & Lyons,
c/o 120 N. LaSalle Street                (broker/dealer and investment banking firm)                  Inc. (property and casualty
Chicago, IL 60602                        since 1971.                                                  insurance firm)
Age: 71
Trustee

Denis Springer                 8 years   Retired. Senior Vice President and Chief              33     Director, Coleman Cable, Inc.
c/o 120 N. LaSalle Street                Financial Officer of Burlington Northern Santa               (cable manufacturer)
Chicago, IL 60602                        Fe Corp. (railroad), 1995-1999.
Age: 61
Trustee

                                                                                           NUMBER OF
                               TERM OF                                                    PORTFOLIOS
                              OFFICE(2)                                                     IN FUND
       NAME, ADDRESS,        AND LENGTH                                                     COMPLEX         OTHER TRUSTEESHIPS/
         AGE(1) AND            OF TIME                   PRINCIPAL OCCUPATION(S)           OVERSEEN          DIRECTORSHIPS HELD
   POSITION(S) WITH TRUST     SERVED(1)                   DURING PAST FIVE YEARS          BY TRUSTEE           BY TRUSTEE(3)
---------------------------  ----------  -----------------------------------------------  ----------  ------------------------------
                                                        INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA         13 years   Chief Executive Officer, Aston Asset Management       34     Director, Baldwin & Lyons,
c/o 120 N. LaSalle Street                LLC, since 2006; Vice Chairman of ABN AMRO                   Inc. (property and casualty
Chicago, IL 60602                        Asset Management Holdings, Inc. 2003-2006;                   insurance firm)
Age: 60                                  President and Chief Executive Officer of ABN
Chairman, Board of Trustees              AMRO Asset Management Holdings, Inc. from
                                         2001-2003; President of Alleghany Asset
                                         Management, Inc. from 1996-2001 (purchased by
                                         ABN AMRO in February 2001).

                                                   OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson           13 years   President, Aston Asset Management LLC, since         N/A                   N/A
c/o 120 N. LaSalle Street                2006; President, ABN AMRO Structured Investment
Chicago, IL 60602                        Funds and ABN AMRO Variable Insurance Trust,
Age: 43                                  since 2005; President and Chief Executive
President                                Officer of ABN AMRO Investment Fund Services,
(Chief Executive Officer)                Inc. (formerly known as Alleghany Investment
                                         Services, Inc.) 1995-2006; Executive Vice
                                         President of ABN AMRO Asset Management (USA)
                                         LLC 2001-2005; Director, ABN AMRO Trust
                                         Services Company 2001-2005; Director, TAMRO
                                         Capital Partners, LLC and Veredus Asset
                                         Management LLC 2001-2006; Officer of the Trust
                                         since 1993; CPA.

Gerald F. Dillenburg          10 years   Chief Compliance Officer and Chief Financial         N/A                   N/A
c/o 120 N. LaSalle Street                Officer, Aston Asset Management LLC, since
Chicago, IL 60602                        2006; Chief Financial Officer and Chief
Age: 40                                  Compliance Officer, ABN AMRO Structured
Senior Vice President,                   Investment Funds and ABN AMRO Variable
Secretary and Treasurer                  Insurance Trust, since 2005; Chief Senior
(Chief Financial Officer,                Managing Director ("SMD") of ABN AMRO
Chief Operating Officer and              Investment Fund Services, Inc. (formerly known
Chief Compliance Officer)                as Alleghany Investment Services, Inc.)
                                         1996-2006; SMD of ABN AMRO Asset Management
                                         Holdings, Inc. and ABN AMRO Asset Management,
                                         Inc. (formerly known as Chicago Capital
                                         Management, Inc.) 2001-2006; Operations manager
                                         and compliance officer of ABN AMRO mutual funds
                                         1996-2006; CPA.

William Long                   5 years   Vice President of Montag & Caldwell, Inc. since      N/A                   N/A
c/o 120 N. LaSalle Street                2000; former Vice President and Director of
Chicago, IL 60602                        Sales for First Capital Group, First Union
Age: 46                                  National Bank, 1996-2000.
Vice President

(1)  As of September 15, 2007.

(2) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(3) Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and the trust was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.

(4) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management LLC, which act as the Funds' investment adviser, and prior relationships with ABN AMRO Asset Management, Inc.


     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2007.



     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2007.



     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2007.


     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at December 31, 2006.

                                                        AGGREGATE DOLLAR RANGE OF
                                                        EQUITY SECURITIES IN ALL
                                                          REGISTERED INVESTMENT
                                                          COMPANIES OVERSEEN BY
                               DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF
      NAME OF TRUSTEE         SECURITIES IN THE FUNDS     INVESTMENT COMPANIES
      ---------------         -----------------------   ------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari...........             None                  Over $100,000
Robert Kushner.............             None                  Over $100,000
Gregory T. Mutz............             None                  Over $100,000
Robert B. Scherer..........             None                  Over $100,000
Nathan Shapiro.............             None                  Over $100,000
Denis Springer.............             None                  Over $100,000

                                                        AGGREGATE DOLLAR RANGE OF
                                                        EQUITY SECURITIES IN ALL
                                                          REGISTERED INVESTMENT
                                                          COMPANIES OVERSEEN BY
                               DOLLAR RANGE OF EQUITY     TRUSTEE IN FAMILY OF
      NAME OF TRUSTEE         SECURITIES IN THE FUNDS     INVESTMENT COMPANIES
      ---------------         -----------------------   ------------------------
INTERESTED TRUSTEE
Stuart D. Bilton...........             None                  Over $100,000

REMUNERATION

     The Trustees of the Trust who are not affiliated with the investment adviser or subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Valuation Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. No officer or employee of the investment adviser, subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.


     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2007. There were no 'compensated persons' who received more than $120,000 in aggregate compensation from the Trust for the same period.



                                          PENSION OR                     TOTAL
                                          RETIREMENT     ESTIMATED   COMPENSATION
                           AGGREGATE       BENEFITS       ANNUAL         FROM
                          COMPENSATION    ACCRUED (AS    BENEFITS      TRUST AND
                         RECEIVED FROM   PART OF FUND      UPON          FUND
        TRUSTEE            THE TRUST       EXPENSES)    RETIREMENT      COMPLEX
        -------          -------------   ------------   ----------   ------------
DISINTERESTED TRUSTEES
Leonard F. Amari .....      $57,000           N/A           N/A         $57,000
Robert A. Kushner ....       54,500           N/A           N/A          54,500
Gregory T. Mutz ......       74,500           N/A           N/A          74,500
Robert B. Scherer ....       64,500           N/A           N/A          64,500
Nathan Shapiro .......       49,500           N/A           N/A          49,500
Denis Springer .......       54,500           N/A           N/A          54,500

INTERESTED TRUSTEE
Stuart D. Bilton .....          N/A           N/A           N/A             N/A






     As of the date of this SAI, the Trustees and Officers did not own any of the outstanding shares of any Fund; however, Aston Asset Management LLC (the "Investment Adviser" or "Aston") owned 100% of the outstanding shares of each Fund for the purpose of providing seed capital to each Fund. Accordingly, as of such date, Aston owned a controlling interest in each Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of a Fund.

CODE OF ETHICS

     The Trust and each investment adviser, subadviser and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Funds.

                      PROXY VOTING POLICIES AND PROCEDURES


     The Trust has delegated the voting of portfolio securities to its investment adviser and subadvisers on behalf of the Funds. Aston has delegated to the subadvisers the voting of portfolio securities. The subadvisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of such Fund's subadviser. Proxy Voting Policies and Procedures are included under Appendix A.


     After the Funds have commenced operations, information regarding how the Funds voted proxies related to portfolio securities held by the Funds during the most recent 12-month period ended June 30 will be available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's Web site at www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER


     As described in the prospectuses, the Trust employs Aston to manage the investment and reinvestment of the assets of each Fund and to continuously review, supervise and administer the Funds' investment programs under the Investment Advisory Agreement dated November 1, 2007. Aston has engaged various subadvisers to manage the day-to-day operations of the Funds.


     The advisory services provided by Aston and the subadviser for each Fund and the fees for such services are described in the prospectuses.

     Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. ("AAAM") and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the "Strategic Transaction"). As of the date of this SAI, Aston has a limited operating history. Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of September 30, 2007, Aston had approximately $5.1 billion in assets under management.

     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. Prior to the closing of the Strategic Transaction on November 30, 2006, Highbury had not engaged in any operations except for organizational and offering activities and its principals have not previously owned or operated a mutual fund or investment advisory business. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                 GROSS ADVISORY FEE
                                                 (AS A % OF AVERAGE
                     FUND                         DAILY NET ASSETS)
                     ----                        ------------------
Aston/Barings International Fund .............          1.00%
Aston/Cardinal Mid Cap Value Fund ............          0.90%
Aston/ClariVest Mid Cap Growth Fund ..........          0.90%
Aston/Montag & Caldwell Mid Cap Growth Fund ..          0.85%
Aston/SGA International Small-Mid Cap Fund ...          1.20%

     Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Funds, through February 28, 2009, at the rates shown in the table below:

                     FUND                        CLASS I   CLASS N
                     ----                        -------   -------
Aston/Barings International Fund .............    1.25%       --
Aston/Cardinal Mid Cap Value Fund ............      --      1.40%
Aston/ClariVest Mid Cap Growth Fund ..........      --      1.40%
Aston/Montag & Caldwell Mid Cap Growth Fund...      --      1.40%
Aston/SGA International Small-Mid Cap Fund....      --      1.80%


     In addition, each Fund has agreed that during any of the first three years subsequent to a Fund's commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that the Fund's expense ratio, not including acquired fund fees and expenses, remains below the operating expense cap after such reimbursement.


     Under the Investment Advisory Agreement with the Trust, on behalf of each Fund, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. Aston may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

     Under the Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust's officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectuses and SAI.

     The Investment Advisory Agreement has an initial term ending December 31, 2008 with respect to each Fund and continues in effect for each Fund from year to year thereafter for so long as its continuation is approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board of Trustees.


     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreements subject to approval of the Board of Trustees, but not shareholder approval.

     As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser of each Fund. Because Aston will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

     A discussion regarding the Board's basis for approving the Funds' Investment Advisory Agreement and Sub-Investment Advisory Agreements will be available in the Fund's shareholder report dated April 30, 2008.

THE SUBADVISERS


     As of November 1, 2007, Aston entered into Sub-Investment Advisory Agreements with Baring International Investment Limited ("Barings") with respect to the Aston/Barings International Fund, Cardinal Capital Management, L.L.C. ("Cardinal") with respect to the Aston/Cardinal Mid Cap Value Fund, ClariVest Asset Management LLC with respect to the Aston/ClariVest Mid Cap Growth Fund, Montag & Caldwell, Inc. ("Montag & Caldwell") with respect to the Aston/Montag & Caldwell Mid Cap Growth Fund and Strategic Global Advisors, LLC ("SGA") with respect to the Aston/SGA International Small-Mid Cap Fund (each a "Subadviser" and collectively, the "Subadvisers").


     Under each Sub-Investment Advisory Agreement, each Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund's securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser.

     Each Sub-Investment Advisory Agreement provides that neither a Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or any shareholder of a Fund for any error of judgment, mistake of law, any loss arising out of any investment, or for any other act or omission in the performance by a Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. Each Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

     For the services provided pursuant to the Sub-Investment Advisory Agreements, the Investment Adviser pays each Subadviser a fee computed daily and payable monthly, as follows:

                    FUND                                      FEE
                    ----                         ------------------------------
Aston/Barings International Fund .............   50% of: Advisory Fee Less
                                                 Expense Waivers/Reimbursements
                                                 and Payments to Third-Party
                                                 Intermediaries

Aston/Cardinal Mid Cap Value Fund ............   50% of: Advisory Fee Less
                                                 Expense Waivers/Reimbursements
                                                 and Payments to Third-Party
                                                 Intermediaries

Aston/ClariVest Mid Cap Growth Fund ..........   50% of: Advisory Fee Less
                                                 Expense Waivers/Reimbursements
                                                 and Payments to Third-Party
                                                 Intermediaries

Aston/Montag & Caldwell Mid Cap Growth Fund...   50% of: Advisory Fee Less
                                                 Expense Waivers/Reimbursements
                                                 and Payments to Third-Party
                                                 Intermediaries

Aston/SGA International Small-Mid Cap Fund....   50% of: Advisory Fee Less
                                                 Expense Waivers/Reimbursements
                                                 and Payments to Third-Party
                                                 Intermediaries



In addition, under certain circumstances, a Subadviser may be obligated to pay Aston in the event the above Formula results in a negative amount.


     BARING INTERNATIONAL INVESTMENT LIMITED

     Barings serves as the Subadviser with respect to the Aston/Barings International Fund. Barings is a subsidiary of Baring Asset Management Limited and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2007.

                                                                   NUMBER OF
                                                                   ACCOUNTS     ASSETS MANAGED
                                                                 MANAGED WITH    WITH ADVISORY
                                      NUMBER OF   TOTAL ASSETS   ADVISORY FEE    FEE BASED ON
                                       ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                       MANAGED      MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                      ---------   ------------   ------------   --------------
ASTON/BARINGS INTERNATIONAL FUND
CHRISTOPHER J.D. LEES, CFA
Registered Investment Companies ...       2          $177.0            0              N/A
Other Pooled Investment Vehicles ..       3          $373.0            0              N/A
Other Accounts ....................       5          $673.0            0              N/A
NUDGEM RICHYAL
Registered Investment Companies ...       0             N/A            0              N/A
Other Pooled Investment Vehicles ..       2          $990.0            0              N/A
Other Accounts ....................       0             N/A            0              N/A

     Compensation. The portfolio managers receive a base salary, an annual bonus and an equity-based, long-term incentive award which Barings believes is competitive. Base salaries are reviewed annually against evaluations by independent industry recognized remuneration consultants. Following this review, each portfolio manager's compensation is considered in terms of individual performance against market data. Each portfolio manager's annual bonus is based on investment performance and a subjective assessment of the portfolio manager's contributions to the firm. The performance bonus is based on the 1 and 3 year performances compared to the Morgan Stanley Capital International Europe Australasia and Far East index. Each year, approximately 40% of the annual bonus is invested directly in phantom equity in Barings with a 2.5 year vesting period. The value of phantom equity is based on Barings' revenue, profits and assets under management.

     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the

Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund.

     It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be a limited opportunity to sell an investment held by the Fund and another account. Barings has procedures designed to ensure fair treatment of clients in the allocation of trades. Barings has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     CARDINAL CAPITAL MANAGEMENT, L.L.C.

     Cardinal serves as the Subadviser with respect to the Aston/Cardinal Mid Cap Value Fund. Cardinal is owned by senior investment professionals and controlled by Amy K. Minella. Cardinal is located at One Greenwich Office Park, Greenwich, Connecticut 06831.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2007.

                                                                   NUMBER OF
                                                                   ACCOUNTS     ASSETS MANAGED
                                                                 MANAGED WITH    WITH ADVISORY
                                      NUMBER OF   TOTAL ASSETS   ADVISORY FEE    FEE BASED ON
                                       ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                       MANAGED      MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                      ---------   ------------   ------------   --------------
ASTON/CARDINAL MID CAP VALUE FUND
AMY K. MINELLA
Registered Investment Companies....        1        $  141.0           0              N/A
Other Pooled Investment Vehicles...        2        $   92.0           0              N/A
Other Accounts.....................       93        $1,445.0           0              N/A
EUGENE FOX, III
Registered Investment Companies....        1        $  141.0           0              N/A
Other Pooled Investment Vehicles...        2        $   92.0           0              N/A
Other Accounts.....................       93        $1,445.0           0              N/A
ROBERT B. KIRKPATRICK, CFA
Registered Investment Companies....        1        $  141.0           0              N/A
Other Pooled Investment Vehicles...        2        $   92.0           0              N/A
Other Accounts.....................       93        $1,445.0           0              N/A

     Compensation. The portfolio managers receive a base salary, an annual bonus and partnership distributions. The annual bonus is based on the net profits of the firm. Portfolio managers also participate in standard company benefits, including a 401(k) plan.

     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the

Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Cardinal has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     CLARIVEST ASSET MANAGEMENT LLC

     ClariVest serves as the Subadviser with respect to the Aston/ClariVest Mid Cap Growth Fund. ClariVest is primarily employee owned and is located at 11452 El Camino Real, Suite 250, San Diego, California 92130.

     The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2007.

                                                                   NUMBER OF
                                                                   ACCOUNTS     ASSETS MANAGED
                                                                 MANAGED WITH    WITH ADVISORY
                                      NUMBER OF   TOTAL ASSETS   ADVISORY FEE    FEE BASED ON
                                       ACCOUNTS    MANAGED (IN     BASED ON       PERFORMANCE
                                       MANAGED      MILLIONS)     PERFORMANCE    (IN MILLIONS)
                                      ---------   ------------   ------------   --------------
ASTON/CLARIVEST MID CAP GROWTH FUND
TODD WOLTER, CFA
Registered Investment Companies....       4          $220.9            0               N/A
Other Pooled Investment Vehicles...       0             N/A            0               N/A
Other Accounts.....................      12          $815.7            3            $210.2

     Compensation. The portfolio manager receives a base salary, a performance bonus and partnership distributions. The portfolio manager's performance bonus is discretionary and based on a variety of factors, including firm profitability, the performance of the Fund, the value of assets held in the Fund and the performance of accounts other than the Fund. The Fund's performance is reviewed on the 3 and 5 year pre-tax performance compared to the Russell MidCap Growth Index.

     Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. ClariVest has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     MONTAG & CALDWELL, INC.

     Montag & Caldwell serves as the Subadviser with respect to the Aston/Montag & Caldwell Mid Cap Growth Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2007.

                                                                            NUMBER OF        ASSETS MANAGED
                                                                         ACCOUNTS MANAGED    WITH ADVISORY
                                                         TOTAL ASSETS   WITH ADVISORY FEE     FEE BASED ON
                                          NUMBER OF       MANAGED (IN        BASED ON       PERFORMANCE (IN
                                      ACCOUNTS MANAGED     MILLIONS)       PERFORMANCE         MILLIONS)
                                      ----------------   ------------   -----------------   ---------------
ASTON/MONTAG & CALDWELL MID CAP
   GROWTH FUND
M. SCOTT THOMPSON, CFA
Registered Investment Companies....           0               N/A               0                 N/A
Other Pooled Investment Vehicles...           0               N/A               0                 N/A
Other Accounts.....................           0               N/A               0                 N/A
ANDREW W. JUNG, CFA
Registered Investment Companies....           0               N/A               0                 N/A
Other Pooled Investment Vehicles...           0               N/A               0                 N/A
Other Accounts.....................           0               N/A               0                 N/A


     Compensation. Compensation for the portfolio managers include an annual fixed base salary plus incentive compensation, which may be significantly larger than the base salary. Compensation is determined by the Executive Committee, which is comprised of Montag & Caldwell's Chairman, President and Chief Executive Officer, and is based on the success of the firm in achieving clients' investment objectives and providing excellent client service. Other components of the portfolio managers' compensation include a pension plan and 401(k) savings & profit sharing plan. Incentive compensation is not based on performance or the value of assets held in the Fund's portfolio.


     Compensation is not directly related to the size, growth or fees received from the management of any particular portfolios.


     Material Conflicts of Interest. The portfolio managers for the Fund provide investment recommendations to the portfolio managers of Montag & Caldwell's large-cap growth strategy. The portfolio managers may provide investment recommendations on behalf of other strategies and/or accounts that are contrary to investment decisions made on behalf of the Fund, or make investment recommendations that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. It is possible that some overlap in holdings may exist between the mid-cap growth strategy of the Fund and Montag & Caldwell's large-cap growth strategy. Montag & Caldwell has adopted written policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, including policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. There is no assurance that such procedures will adequately address such conflicts.


     STRATEGIC GLOBAL ADVISORS, LLC

     SGA serves as the Subadviser with respect to the Aston/SGA International Small-Mid Cap Fund. SGA is located at 100 Bayview Circle, Suite 500, Newport Beach, California 92660.

     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of September 30, 2007.

                                                                            NUMBER OF        ASSETS MANAGED
                                                                         ACCOUNTS MANAGED    WITH ADVISORY
                                                         TOTAL ASSETS   WITH ADVISORY FEE     FEE BASED ON
                                          NUMBER OF       MANAGED (IN        BASED ON       PERFORMANCE (IN
                                      ACCOUNTS MANAGED     MILLIONS)       PERFORMANCE         MILLIONS)
                                      ----------------   ------------   -----------------   ---------------
ASTON/SGA INTERNATIONAL SMALL-MID
   CAP FUND
CYNTHIA A. TUSAN, CFA
Registered Investment Companies ...           0                N/A              0                  N/A
Other Pooled Investment Vehicles ..           0                N/A              0                  N/A
Other Accounts ....................          12              $94.9              0                  N/A
GARY T. BAIERL, PHD
Registered Investment Companies ...           0                N/A              0                  N/A
Other Pooled Investment Vehicles ..           0                N/A              0                  N/A
Other Accounts ....................          12              $94.9              0                  N/A


     Compensation. The portfolio managers receive a base salary, bonus and profit sharing. Base salaries are established at market rates that the Subadviser believes are competitive and based on a portfolio manager's background and experience. The bonus can be up to 100% of base salaries and is based on contribution to the investment process in a variety of areas including but not limited to factor research, fundamental overlay, risk management and general development of the firm's process. The portfolio managers also receive a portion of the firm's overall profits.


     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. SGA has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager(s) as of the date of this SAI.

                                                                             DOLLAR RANGE OF
                     FUND                          PORTFOLIO MANAGER     SECURITIES IN THE FUND
                     ----                        ---------------------   ----------------------
Aston/Barings International Fund..............   Christopher J.D. Lees             $0
                                                    Nudgem Richyal                 $0
Aston/Cardinal Mid Cap Value Fund.............       Amy K. Minella                $0
                                                    Eugene Fox, III                $0
                                                 Robert B. Kirkpatrick             $0
Aston/ClariVest Mid Cap Growth Fund...........        Todd Wolter                  $0
Aston/Montag & Caldwell Mid Cap Growth Fund...     M. Scott Thompson               $0
                                                    Andrew W. Jung                 $0
Aston/SGA International Small-Mid Cap Fund....     Cynthia A. Tusan                $0
                                                    Gary T. Baierl                 $0

THE ADMINISTRATOR


     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Aston Funds. The Administration Agreement was effective with regards to the Funds as of November 1, 2007.


     Under the Administration Agreement between Aston and the Funds, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

     The fee schedule to the Administration Agreement is as follows:

             AVERAGE DAILY NET ASSETS
PERCENTAGE   (AGGREGATE FUND COMPLEX)
----------   ------------------------
  0.0490%       Up to $7.4 billion
  0.0465%        Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE SUBADMINISTRATOR


     PFPC Inc. ("PFPC" or the "Subadministrator"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (the "Subadministration Agreement") between Aston and PFPC. On November 30, 2006, the Subadministration Agreement was assigned from AAIFS to Aston. The Subadministration Agreement was effective with regards to the Funds as of November 1, 2007.


     As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

SUBADMINISTRATION FEES

     As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate of 0.022% of the average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE UNDERWRITER


     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the "Distribution Agreement") under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each Series of the Trust on a continuous basis. The Distribution Agreement was effective with regard to the Funds as of November 1, 2007.


     After the initial one-year term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

     The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.




CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.


     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of their portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

     The Investment Adviser and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. For several funds, revenue sharing differs for the same fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Funds' status on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except the Aston/Barings International Fund which is generally not expected to exceed 150% and the Aston/ClariVest Mid Cap Growth Fund which is generally not expected to exceed 200%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund's portfolio holdings as of the end of each calendar month for Aston/Barings International Fund, Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund are generally posted on the Aston Funds Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.

     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust's custodian, pricing services, fund accountants, Investment Adviser, Subadvisers, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Funds have a legitimate business purpose to provide the information and the disclosure is in the Funds' best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.

     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, Class N and Class I shares have been authorized for the Aston/Barings International Fund, but only Class I shares have been registered for sale. Only Class N shares have been authorized for the Aston/Cardinal Mid Cap Value Fund, Aston/ClariVest Mid Cap Growth Fund, Aston/Montag & Caldwell Mid Cap Growth Fund and Aston/SGA International Small-Mid Cap Fund. Class I shares and Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for Class N shares of the Funds in regular accounts is $2,500. The minimum initial investment for Class N shares of the Funds in Individual Retirement Accounts, Education Savings Accounts and Uniform Gifts to Minor Accounts/ Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50. The minimum initial investment for Class I shares of the Aston/Barings International Fund is $1 million. There is no minimum subsequent investment for Class I shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, the Subadviser of each respective Fund, the Administrator and their affiliates, as well as their spouses. The Trust reserves the right to waive a Fund's minimum initial investment for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums. Class I shares are intended for accounts with balances over the minimum initial investment.

ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund, in which case the shareholders of all such funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS


     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board of Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Funds entitled to vote. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.


CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' custodian, Administrator, Subadministrator and transfer agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

     Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of a specific class to the extent permitted under Rule 18f-3 under the 1940 Act.

                                NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Debt securities with maturities of sixty days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

     In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

                              REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. Redemptions-in-kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

                                   DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

                              FEDERAL INCOME TAXES

     The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

     Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Code.

     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or securities of one or more qualified publicly traded partnerships.


     The Aston/Cardinal Mid Cap Value Fund and the Aston/ClariVest Mid Cap Growth Fund may invest to a limited degree in MLPs. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC may derive 90% of its gross income. However, at the end of each quarter of its taxable year, no more than 25% of the value of the RIC's total assets may be invested in securities of qualified publicly traded partnerships in order to satisfy the requirements to be treated as a RIC under the Code. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP's income regardless of whether the Fund receives any distribution from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon RICs and to avoid federal income and excise taxes. Distributions of cash from an MLP to a Fund will constitute a return of capital to the extent of the Fund's basis in the MLP. If a Fund's basis in the MLP is reduced to zero, any additional distributions will constitute capital gains for federal income tax purposes.



     Aston/Cardinal Mid Cap Value Fund and Aston/ClariVest Mid Cap Growth Fund may invest to a limited degree in royalty and income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts treated as a corporation for U.S. income tax purposes.


     To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received.


     If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.


     If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as "Section 1256 contracts" and will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

     A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. As discussed above, these provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of a Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

     Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. For taxable years beginning prior to January 1, 2011, distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds' shareholders.

     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholders to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level),
(1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.


     A Fund will notify its shareholders each year of the amount and type of the dividends and distributions it paid.



     Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder's sale or exchange of the shares. In such case, the shareholder's tax basis in the shares acquired will be adjusted to reflect the disallowed loss.



     The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under a notice issued by the Internal Revenue Service, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.


PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

     If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.

     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liability denominated in a foreign currency and the time the Funds actually collect such receivable or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser and Subadviser intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds' taxable years whether the foreign taxes paid by a Fund will "pass through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by a Fund, the source of the electing Fund's income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

     Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a U.S. real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5% of a class of such Fund's shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to such a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31, 2007) a RIC in which the Fund invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     Because the Funds have not yet commenced operations, no financial information is available. When available, the Funds' annual and semi-annual reports will be available upon request and without charge.

                                OTHER INFORMATION

     The prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's prospectuses. Certain portions of the Registration Statement have been omitted from the prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the prospectuses and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES


Aston Funds
Baring International Investment Limited
Cardinal Capital Management, L.L.C.
ClariVest Asset Management, LLC
Montag & Caldwell, Inc.
Strategic Global Advisors, LLC

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES

     1. Definitions.


     "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors, Inc., Optimum Investment Advisors, Cardinal Capital Management, L.L.C., ClariVest Asset Management LLC, Strategic Global Advisors, LLC and Baring International Investment Limited.


The term includes all sub-advisers to the Funds.

     "Sub-Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

     "Board" shall mean the Board of Trustees of Aston Funds.

     "Fund" shall mean a series of Aston Funds.

     "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

     "Trust" shall mean Aston Funds.

     2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

     3. Limitations on the Advisers' Responsibilities.

          (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

          (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

          (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

          (iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

     4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-

Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

     5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

     6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

          (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

          (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

          (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

          (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

     7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

     8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

          (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

          (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

     9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                              [__________] FUND(S)
                         PROXY VOTING QUARTERLY REPORT

     I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [__________] Fund(s):

     1. During the quarter ended [__________] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

     2. During the quarter ended [__________] there have been no proxy votes taken by [Name of Adviser], on behalf of [__________] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

     3. During the quarter ended [__________] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.


                                        ----------------------------------------
                                        [__________]
                                        Compliance Officer

Dated:
       ---------------

                     BARING ASSET MANAGEMENT GROUP COMPANIES

                                   ----------

                      PROXY VOTING POLICIES AND PROCEDURES

                         (BARING ASSET MANAGEMENT LOGO)

FUNCTIONAL RESPONSIBILITY
Investment Managers
Global Events Department
Proxy Voting Committee

                                TABLE OF CONTENTS

TOPIC                                                                       PAGE
-----                                                                       ----
Executive Summary                                                           A-8
Special Circumstances When Proxy Votes May Not Be Cast                      A-8
Institutional Shareholder Services ("ISS")                                  A-9
ISS Conflict of Interest                                                    A-9
Override of ISS Recommendation                                              A-9
Special Client Instructions                                                 A-10
Proxy Committee                                                             A-10
Conflicts of Interest - general                                             A-11
Conflicts of Interest - Barings Mutual Funds                                A-12
ISS Proxy Voting Guidelines                                                 A-12
Proxy Voting Policies and Procedures and Voting Records                     A-13
Recordkeeping                                                               A-13
Appendix A - Proxy Voting Committee Members                                 A-14

                     Baring Asset Management Group Companies
                                (the "Companies")

                      Proxy Voting Policies and Procedures

Executive Summary

     The Companies owe fiduciary, contractual, and statutory duties to vote proxies on the securities that they manage for many of their clients. The Companies will vote client proxies in accordance with the procedures set forth below unless the client retains in writing the right to vote proxies or the Companies determine that any benefit the client may gain from voting a proxy would be outweighed by the costs associated therewith. For many clients, the Companies have assumed contractual responsibility to vote proxies on the securities that they manage for those clients' accounts. For ERISA clients (i.e., employee benefit plans formed pursuant to the Employee Retirement Income Security Act of 1974), the Companies owe fiduciary and statutory duties to vote proxies on ERISA client securities unless the ERISA clients have explicitly retained the obligation to do so. The Companies also vote proxies for those clients who have invested in certain commingled funds, but do not vote proxies for clients who have invested in the "active/passive" commingled funds maintained at State Street Bank and Trust ("State Street"), as State Street retains authority to vote proxies for those clients. To ascertain whether a particular client has delegated proxy voting responsibility to the Companies, please contact the Global Events Department or Legal and Compliance Department.

     The Companies reserve the right to amend these Proxy Voting Policies and Procedures from time to time without prior notice to their clients.

Special Circumstances When Proxy Votes May Not Be Cast

     In some cases, the Companies may determine that it is not in the best economic interests of clients to vote proxies. For example, some non-U.S. securities issuers impose fees on shareholders or their custodians for exercising the right to vote proxies. Other issuers may "block," or prohibit, shareholders from transferring or otherwise disposing of their shares for a period of time after the securities holders have noticed their intent to vote their proxies. Moreover, some issuers require the registration of securities in the name of the beneficial owners before permitting proxies to be cast, and thus mandate the disclosure of the identity of beneficial owners of securities, which may be contrary to the wishes of the Companies' clients.

     The U.S. Department of Labor (the "U.S. Labor Department"), which enforces ERISA, recognizes that ERISA clients may incur additional costs in voting proxies linked to shares of non-U.S. corporations. The U.S. Labor Department advises that investment advisers, such as the Companies, should weigh the effect of voting clients' shares against the cost of voting.

     In these instances, the Global Events Department will notify the appropriate portfolio managers of the costs or restrictions that may apply in voting proxies. Portfolio managers, with guidance from the Proxy Committee if desired, will weigh the economic benefit to the Companies' clients of voting those proxies against the cost of doing so. The Global Events Department shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of the Companies.

Institutional Shareholder Services ("ISS")

     The Companies have contracted with ISS, an independent third party service provider, to vote the Companies' clients' proxies according to ISS's proxy voting recommendations. ISS will also provide proxy analysis, vote recommendations, vote execution and record-keeping services for clients for which the Companies have proxy voting responsibility.

     The clients' custodians forward proxy materials to ISS for those clients who rely on the Companies to vote proxies. ISS forwards proxy proposals along with ISS proxy analysis and vote recommendations to the Companies. The Companies maintain standing instructions that direct ISS to vote all proxies in accordance with ISS recommendations.

ISS Conflict of Interest

     There may be instances when ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest. In these situations, the applicable portfolio manager will review the issue and, if the Companies do not also have a conflict of interest, direct the Global Events Department to direct ISS how to vote the proxies. If the Companies have a conflict of interest, the Companies, in their sole discretion, shall either engage an independent third party to provide a vote recommendation or contact the client for direction as to how to vote the proxies.

Override of ISS Recommendation

     There may be occasions where the Companies' portfolio managers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that the Companies' portfolio managers disagree with an ISS recommendation on a particular voting issue, the appropriate portfolio manager shall document in writing the reasons that the portfolio manager believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Global Events Department.

The Global Events Team shall review the rationale stated to ensure that it is expressed in clear, understandable and complete sentences. Any concerns should be returned to the Portfolio Manager for clarification and revision of the rationale. The Global Events Team shall ensure that when the company is a client of Barings and we wish to vote with the company contrary to the recommendation of ISS, that the procedure set out in this policy under 'Conflicts of Interest' is followed.

Responsibility for the provision of a clear rationale for each occasion when ISS recommendation is not to be followed rests with the Portfolio Manager. The Proxy Voting Committee at each meeting will collectively review and approve the rationale given. If any rationale is judged to be inadequate, further clarification will be requested from the Portfolio Manager.

The Global Events Team can refer the matter to the Proxy Committee where they are concerned with the rationale for overriding ISS recommendations.

Special Client Instructions

There are instances when a client has instructed the Companies how they would like the Companies to vote proxies on particular issues of corporate governance or other matters. The Companies will be responsible for voting in accordance with the client instructions. The Global Events Department will maintain a list of clients that have provided the Companies with special proxy voting instructions, and will ensure that the client's account is set up as a segregated account with ISS. Furthermore, the Global Events Department is responsible for sending a request form to the Client Service Representative responsible for that client to obtain from the Client Service Representative the specific voting instructions on behalf of that client.

Proxy Committee

     The Companies have established a Proxy Voting Committee, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A list of the current members of the Proxy Voting Committee is attached hereto as Schedule A. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The Proxy Committee meetings may be conducted in person, telephonically, or via electronic communication (e-mail). A member of the Global Events Department will manage the proxy voting process, which includes the taking of minutes of the Proxy Committee, the voting of proxies, and the maintenance of appropriate records.

     The Global Events Department shall call Proxy Committee meetings, prior to the casting of a vote, to review votes where ISS is conflicted. In these situations, the Proxy Committee shall meet to review the issue and direct ISS how to vote the proxy. The Proxy Committee shall review information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall describe any real or perceived conflict of interest and any procedures used to address such conflict of interest.

     The Global Events Department shall also call quarterly Proxy Committee meetings to: (i) monitor the Companies' adherence to these Procedures; (ii) review votes against ISS recommendations or where ISS was conflicted; (iii) review the list of client requests for a copy of these Procedures and/or the proxy voting record; and (iv) review new corporate governance issues and industry trends and determine whether changes to these Procedures are necessary or appropriate.

Conflicts of Interest - general

     To avoid voting proxies in circumstances where the Companies have or may have any conflict of interest, real or perceived, the Companies have contracted with ISS to provide proxy analysis, vote recommendations and voting of proxies, as discussed herein. In instances where ISS has recused itself and makes no recommendation on a particular matter the portfolio manager can direct the Global Events department to direct ISS how to vote proxies assuming the portfolio manager and the Proxy Committee confirm the Companies are not conflicted. If an override submission is requested by a portfolio manager, the Proxy Committee shall determine how the proxy is to be voted, in which case the Proxy Committee will determine whether a conflict of interest exists and that the rationale to vote against ISS is reasonable and is in the best interests of clients.

     There may be occasions when a portfolio manager and/or member of its team who are involved in the proxy voting decision may have a conflict of interest, or the Companies have a business relationship with the company soliciting the proxy. A person shall not be considered to have a conflict of interest if the person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any person with actual knowledge of a conflict of interest relating to a particular item shall disclose that conflict to the Global Events Department.

     The following are examples of situations where a conflict of interest may exist:

          -    The company soliciting the proxy is a client of the Companies;

          - The company soliciting the proxy is an affiliate of the Companies;

          - An employee of the Companies is a also a director, officer or employee of the company soliciting the proxy; and

          - A portfolio manager and/or a partner/spouse of a SIT member, who is involved in making the voting decision is a director, officer, or employee of the company soliciting the proxy.

     To monitor the above examples of where a conflict of interest may exist, the Global Events Department is responsible for maintaining a list of all publicly traded clients (and the client's parent company) of the Companies. The Companies currently have no affiliates that are publicly traded companies. The London Legal Department shall maintain a list of all employees of the Companies who are directors or officers of publicly traded companies, and shall advise, as applicable, the London Head of Compliance, who will then advise the Global Events Department. The portfolio manager and members of the SIT who are involved in the voting decision are responsible for notifying the Global Events Department, via the proxy voting form, if said portfolio manager, member or said member's partner/spouse is a director, officer or employee of the company soliciting the proxy or if the SIT member is aware of any other possible real or perceived conflicts of interest.

     The Companies have a duty to vote proxies in the best interests of their clients. Therefore, in situations where there is a real or perceived conflict of interest, the Companies will either vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service, or disclose the conflict to the client and obtain the client's direction to vote the proxy.

CONFLICTS OF INTEREST - BARINGS MUTUAL FUNDS

DISCRETIONARY CLIENTS.

Where the IMA requires it OR for UK mutual funds, we cannot vote our Clients' holdings of any mutual funds or other securities managed or advised by Barings or any other member of the MassMutual group - an "In-House Vote" - unless we have obtained the relevant Client's prior instructions on how to vote that particular holding - and irrespective of whether we are voting in line with ISS's recommendation.

In this scenario, each Client will need to be contacted and their specific instructions sought on how we should vote. These instructions should be obtained in accordance with any applicable requirements as regards obtaining instructions as specified in the relevant IMA / Authorised Signatory list, with appropriate records maintained to demonstrate that this has been done.

The default position will be that it is assumed the client must be contacted unless proved otherwise (note: for UK mutual funds we must always contact the clients). Where the IMA does not require the client to be contacted, then we can only vote in line with ISS recommendations. If the Portfolio Manager wishes to override ISS recommendations they must get the written agreement of the client.

MUTUAL FUNDS

In a situation where one Barings mutual fund is invested in another Barings mutual fund then the following process should be followed.

UK Funds. These units cannot be voted. This is in accordance with FSA requirements.

Non UK Funds. Voting should be undertaken in accordance with the provisions stated in the general 'Conflict of Interest' section above. If a Portfolio Manager wishes to override ISS (or another independent third party) recommendation then this will be referred to the Proxy Voting Committee for review. Any decision by the Proxy Voting Committee to override the recommendation of an independent third party must demonstrate why it is considered to be in the interests of Barings' clients.

ISS Proxy Voting Guidelines

     A copy of ISS's proxy voting guidelines can be found on the ISS Website at http://www.issproxy.com/policy/2006policy.jsp.

Proxy Voting Policies and Procedures and Voting Records

     A copy of these Proxy Voting Policies and Procedures as well as a record of how proxies have been voted for a client's account will be provided to the client upon request. Clients may request a copy of these Proxy Voting Policies and Procedures and information about how the Companies voted proxies on the client's behalf by contacting their client service representative.

Recordkeeping

     The Companies must retain the following documentation as it relates to proxy voting:

1.   Copies of all Proxy Voting policies & Procedures;

2.   A copy of each proxy statement received regarding client securities;

     (An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser's behalf, a copy of a proxy statement (provided that the adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.)

3.   A record of each vote cast on behalf of a client;

     (An adviser may satisfy this requirement by relying on a third party to make and retain, on the adviser's behalf, a record of the vote cast, provided that the adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request.)

4. A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

5. A copy of each written request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.

     The above records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the adviser. The Companies rely on ISS and the Global Events Department to maintain the above records.

                                   APPENDIX A
                         PROXY VOTING COMMITTEE MEMBERS

1.   Team Leader - Global Events Department (London)

2.   Head of Market Activities (London)

3.   Head of Equities (London)

4.   Head of Compliance (London)

5.   Head of Investment Operations (London)

6.   Head of Compliance (Boston)

                      PROXY VOTING POLICIES AND PROCEDURES

                              SUMMARY OF REVISIONS

     EFFECTIVE DATE: MAY 1, 2006
     DATE OF LAST ANNUAL REVIEW: _______________
     DATE OF LAST PERIODIC REVIEW: DECEMBER 2006

DATE OF CHANGE   PAGE      SECTION/PARAGRAPH                      SUMMARY OF CHANGE
--------------   ----   ----------------------   ---------------------------------------------------
March 2006                                       Revised entire policy to vote with ISS
                                                 recommendations.
December 2006    4      Override of ISS          Overrides will be reviewed by Global Events rather
                        recommendations          than PVC. PVC will review quarterly retrospectively
December 2006    7      Conflict of interest -   New section added to clarify process for addressing
                        mutual funds             conflicts of interest on Barings (or affiliated)
                                                 mutual funds
December 2006    9      Appendix A               Removal of names of members to prevent unnecessary
                                                 updating
April 2007       5      Proxy Committee          Deletion of contradictory statements regarding
                        paragraph 2              Overrides of ISS recommendations

                       CARDINAL CAPITAL MANEGEMENT, L.L.C.
                      PROXY VOTING POLICIES AND PROCEDURES

                              AS OF AUGUST 1, 2006

I.   POLICY

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Cardinal Capital has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.  PROXY VOTING PROCEDURES

     (a) All proxies received by Cardinal Capital will be sent to Thomas J. Spelman. Thomas J. Spelman will:

          (1) Keep a record of each proxy received;

          (2) Forward the proxy to the appropriate Portfolio Manager.

          (3) Determine which accounts managed by Cardinal Capital hold the security to which the proxy relates;

          (4) Provide the Portfolio Manager with a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which Cardinal Capital must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

          (5) Absent material conflicts (see Section IV), the Portfolio Manager will determine how Cardinal Capital should vote the proxy. The Portfolio Manager will send its decision on how Cardinal Capital will vote a proxy to Thomas J. Spelman. Thomas J. Spelman is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

          (6) Cardinal Capital may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, Thomas
J. Spelman shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III. VOTING GUIDELINES

          In the absence of specific voting guidelines from the client, Cardinal Capital will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. Cardinal Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

     Generally, Cardinal Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

     Generally, Cardinal Capital will vote against proposals that make it more difficult to replace members of the issuer's board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

          For other proposals, Cardinal Capital shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

          (1) Whether the proposal was recommended by management and Cardinal Capital's opinion of management;

          (2)  Whether the proposal acts to entrench existing management; and

          (3) Whether the proposal fairly compensates management for past and future performance.

IV.  CONFLICTS OF INTEREST

          (1) Thomas J. Spelman will identify any conflicts that exist between the interests of Cardinal Capital and its clients. This examination will include a review of the relationship of Cardinal Capital and its affiliates with the issuer of each security [and any of the issuer's affiliates] to determine if the issuer is a client of Cardinal Capital or an affiliate of Cardinal Capital or has some other relationship with Cardinal Capital or a client of Cardinal Capital.

          (2) If a material conflict exists, the Adviser will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Cardinal Capital will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Cardinal Capital determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Cardinal Capital will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of the Adviser when voting proxies if such a conflict exists.

V.   DISCLOSURE

     (a) Cardinal Capital will disclose in its Form ADV Part II that clients may contact the Compliance Officer, Thomas J. Spelman via e-mail or telephone at tspelman@cardcap.com in order to obtain information on how Cardinal Capital voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how Cardinal Capital voted the client's proxy.

     (b) A concise summary of these Proxy Voting Policies and Procedures will be included in Cardinal Capital's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Cardinal Capital's Form ADV Part II, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.  RECORDKEEPING

     Thomas J. Spelman will maintain files relating to Cardinal Capital's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Cardinal Capital. Records of the following will be included in the files:

     (a) Copies of these proxy voting policies and procedures, and any amendments thereto.

     (b) A copy of each proxy statement that Cardinal Capital receives, provided however that Cardinal Capital may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

     (c) A record of each vote that Cardinal Capital casts.

     (d) A copy of any document Cardinal Capital created that was material to making a decision how to vote proxies, or that memorializes that decision.

     (e) A copy of each written client request for information on how Cardinal Capital voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how Cardinal Capital voted its proxies.

                                  PROXY VOTING

                         Implementation Date: June 2007

ISSUE

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to Client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the Rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.

ClariVest votes proxies for its Clients unless requested otherwise, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

RISKS

In developing this policy and procedures, ClariVest considered numerous risks associated with its voting of client proxies. This analysis includes risks such as:

     - ClariVest does not maintain a written proxy voting policy as required by Rule 206(4)-6.

     -    Proxies are not voted in Clients' best interests.

     -    Proxies are not identified and voted in a timely manner.

     - Conflicts between ClariVest's interests and the Client are not identified; therefore, proxies are not voted appropriately.

     - The third-party proxy voting service utilized by ClariVest is not independent.

     - Proxy voting records and Client requests to review proxy votes are not maintained.

ClariVest has established the following guidelines to effectuate and monitor its proxy voting policy and procedures.

     POLICY

It is the policy of ClariVest to vote proxies in the interest of maximizing value for ClariVest's Clients. Proxies are an asset of a Client, which should be treated by ClariVest with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, ClariVest will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the Client's cost.

The staff of the Securities and Exchange Commission has issued interpretive guidance on investment advisers that use the recommendations of independent third parties to vote Client proxies in its letter to Egan-Jones Proxy Services (pub. Avail. May 27, 2004). The interpretive letter addresses what is meant by "independent third party." The letter states that a third party generally would be independent of an investment adviser if that person is free from influence or any incentive to recommend that the proxies should be voted in anyone's interest other than the adviser's Clients. ClariVest has retained ISS, and generally follows their recommendation when voting proxies. ClariVest determined that it is appropriate to follow the voting recommendations of ISS because ClariVest believes that ISS (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the ClariVest's Clients.

The interpretive letter also discusses conflicts of interest that can arise from the proxy voting firm's relationships with issuers. When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser's proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm's relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the Clients, or whether the adviser needs to take other steps to vote the proxies.

PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES

These proxy voting procedures are designed to enable ClariVest to resolve material conflicts of interests with Clients before voting their proxies.

     1. ClariVest shall maintain a list of all Clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Operations Manager who will obtain proxy voting information from Client agreements.

     2. ClariVest shall work with the Client to ensure that ISS is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms of broker-dealers/custodians will state that ISS should receive this documentation. The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

     3. ClariVest subscribes to the Institutional Shareholder Services ("ISS") proxy voting service. This browser-based proxy voting system automates the physical paper handling and detailed recordkeeping needs of ClariVest's proxy voting function. ISS also provides independent recommendations with respect to each proxy vote.

     4. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations.

     5. For any Client who has provided specific voting instruction, the Operations Manager shall vote that Client's proxy in accordance with the Client's written instructions.

     6. The Operations Manager will provide all proxy solicitation information and materials to the appropriate investment personnel of ISS (i.e., portfolio managers, analysts, etc.) for their review and consideration.

     7. As noted by the SEC in Release 2106, the fiduciary duty that ClariVest owes its Clients prohibits the adoption of a policy to enter default proxy votes in favor of management. Thus, ClariVest shall review all Client proxies in accordance with the general principles outlined above.

     8. If ClariVest finds that for a particular security management's position on resolutions cannot be supported consistently, ClariVest shall review the quality of management and the projected future of the corporation to determine whether ClariVest should sell its equity interest in such company.

     9. ClariVest's investment personnel shall be responsible for making voting decisions with respect to all Client proxies. Such decisions shall then be provided to the Operations Manager who will then ensure that such proxy votes are submitted in a timely manner.

     10. The Operations Manager may delegate the actual voting of Client proxies to any of ClariVest's employees who are familiar with ISS' service.

     11. ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest's fiduciary obligations. ClariVest shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the Client's best interest, such as when an adviser's analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

     12. The Operations Manager shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which ClariVest believe it may be in its Clients' best interest for ClariVest not to vote a particular proxy. The Operations Manager shall maintain documentation of any cost-benefit analysis with respect to Client proxies that are not voted by ClariVest.

     13. The Operations Manager will report any attempts by any of ClariVest personnel to influence the voting of Client proxies in a manner that is inconsistent with ClariVest's Policy. Such report shall be made to the CCO, or if the CCO is the person attempting to influence the voting, then to the ClariVest's outside counsel.

     14. Proxies received after the termination date of a Client relationship will not be voted. Such proxies should be delivered to the last known address of the Client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named Client should not be delivered to ClariVest.

     15. The Operations Manager, with the assistance of the CCO, will reasonably try to assess any material conflicts between ClariVest's interests and those of its Clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

CONFLICTS OF INTEREST

     1. General: As noted previously, ClariVest will vote its Clients' proxies in the best interest of its Clients and not its own. In voting Client proxies, ClariVest shall avoid material conflicts of interest between the interests of ClariVest on the one hand and the interests of its Clients on the other.

     2. Potential Material Conflicts of Interest: ClariVest is aware of the following potential material conflicts that could affect ClariVest's proxy voting process in the future. It should be noted that these potential conflicts have been listed for informational purposes only and do not include all of the potential conflicts of interest that an adviser might face in voting Client proxies. ClariVest acknowledges that the existence of a relationship of the types discussed below, even in the absence of any active efforts to solicit or influence ClariVest, with respect to a proxy vote related to such relationship is sufficient for a material conflict to exist.

          - EXAMPLE CONFLICT: ClariVest retains an institutional Client, or is in the process of retaining an institutional Client that is affiliated with an issuer that is held in ClariVest's Client portfolios. For example, ClariVest may be retained to manage Company A's pension fund. Company A is a public company and ClariVest Client accounts hold shares of Company A. This type of relationship may influence ClariVest to vote with management on proxies to gain favor with management. Such favor may influence Company A's decision to continue its advisory relationship with ClariVest.

          - EXAMPLE CONFLICT: ClariVest retains a Client, or is in the process of retaining a Client that is an officer or director of an issuer that is held in ClariVest's Client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

          - EXAMPLE CONFLICT: ClariVest's Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an Employee may be a high-level executive of an issuer that is held in ClariVest's Client portfolios. The spouse could attempt to influence ClariVest to vote in favor of management.

          - EXAMPLE CONFLICT: ClariVest or an Employee(s) personally owns a significant number of an issuer's securities that are also held in ClariVest's Client portfolios. For any number of reasons, an Employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The Employee(s) could oppose voting the proxies according to the policy and successfully influence ClariVest to vote proxies in contradiction to the policy.

          - CONFLICT: ClariVest or its affiliate has a financial interest in the outcome of a vote, such as when ClariVest receives distribution fees (i.e., Rule 12b-1 fees) from registered mutual funds that are maintained in Client accounts and the proxy relates to an increase in 12b-1 fees.

     3. Determining the Materiality of Conflicts of Interest: Determinations as to whether a conflict of interest is material will be made after internal discussion among the CCO, the Portfolio Manager(s) for the affected Clients and the Operations Manager. Among the factors to be considered in determining the materiality of a conflict include whether the relevant Client relationship accounts for a significant percentage of ClariVest's annual revenues, or the percentage of ClariVest's assets that is invested with a particular issuer. Materiality determinations are fact based, and will depend on the details of a particular situation. Whether a particular conflict of interest is deemed material will be based on the likelihood that the conflict might cause a proxy to be voted in a manner that was not in the best interests of ClariVest's Clients. All materiality deliberations will be memorialized in writing by the Operations Manager.

          If the committee determines that the conflict in question is not material, ClariVest will vote the proxy in accordance with the policies stated herein. If a conflict is judged material, ClariVest will consider ISS' recommendation or, at its expense, engage the services of legal counsel who will provide an independent recommendation on the direction in which ClariVest should vote on the proposal. The proxy voting service's or consultant's determination will be binding on ClariVest.

PROCEDURES FOR CLARIVEST'S RECEIPT OF CLASS ACTIONS

ClariVest recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, clients who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

Unless otherwise agreed with a Client, if "Class Action" documents are received by ClariVest for its Clients, ClariVest will gather any requisite information it has and forward to the Client, to enable the Client to file the "Class Action" at the Client's discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that ClariVest may not be qualified to make for the Client. Therefore, unless otherwise agreed with a Client, ClariVest will not file "Class Actions" on behalf of a Client.

RECORDKEEPING

ClariVest will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Operations Manager will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

     - Any request, whether written (including e-mail) or oral, received by any Employee of ClariVest, must be promptly reported to the CCO and/or Operations Manager. All written requests must be retained in the permanent file.

     - The Operations Manager will record the identity of the Client, the date of the request, and the action taken as a result of the request, in a suitable place.

     - Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to Client's written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client's written request, if applicable and maintained in the permanent file.

     - Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy voting policy and procedures:

     -    Proxy Voting Policy and Procedures.

Proxy statements received regarding client securities:

     - Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

          NOTE: ClariVest is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

Proxy voting records:

     -    A record of how ClariVest voted client Proxies.

     - Documents prepared or created by ClariVest that were material to making a decision on how to vote, or that memorialized the basis for the decision.

     - Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

ClariVest will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and
(ii) information about how Clients may obtain information on how ClariVest voted their securities.

     PROXY SOLICITATION

As a matter of practice, it is ClariVest's policy to not reveal or disclose to any Client how ClariVest may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting. ClariVest will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

     If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. ("M&C") in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which we have voting authority in the manner we believe is most likely to enhance shareholder value.

     If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder meetings, annual reports or other literature customarily mailed to shareholders.

     Once voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

     Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote or any other potential conflict of interest is perceived and the item falls outside the issues explicitly addressed by these guidelines, the matter will be reviewed by the entire proxy committee. If an item is explicitly addressed by these guidelines it will be voted accordingly. If an item falls outside the issues explicitly addressed by these guidelines and we would vote against management, no further review is needed. If further review is needed the Proxy Committee will first determine if the conflict is material. If it is material, the Proxy Committee will determine the steps needed to resolve the conflict before the proxy is voted.

     It is against M&C's policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C's advisory clients.

     The following guidelines establish our position on many common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

ROUTINE MATTERS

     Routine proxy proposals are most commonly defined as those which do not change the structure, bylaws, or operation of the corporation to the detriment of the shareholders.

     M&C will generally support management on routine matters and will vote FOR the following proposals:

     -    Increase in authorized common shares.

     - Increase in authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

     -    Routine election or re-election of directors.

     -    Appointment or election of auditors.

     -    Directors' liability and indemnification.

     -    Time and location of annual meeting.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

COMPENSATION ISSUES

     M&C will review on a case by case basis the following issues:

     -    Compensation or salary levels.

     -    Incentive plans.

     -    Stock option plans.

     -    Employee stock purchase or ownership plans.

SOCIAL ISSUES

         Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

         We will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of social responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following social concerns:

     -    Enforcing restrictive energy policies.

     -    Placing arbitrary restrictions on military contracting.

     - Barring or placing arbitrary restrictions on trade with communist countries.

     - Barring or placing arbitrary restrictions on conducting business in certain geographic locations.

     -    Restricting the marketing of controversial products.

     -    Limiting corporate political activities.

     -    Barring or restricting charitable contributions.

     - Enforcing general policy regarding employment practices based on arbitrary parameters.

     - Enforcing a general policy regarding human rights based on arbitrary parameters.

     - Enforcing a general policy regarding animal rights based on arbitrary parameters.

     -    Placing arbitrary restrictions on environmental practices.

BUSINESS PROPOSALS

     Business proposals are resolutions which change the status of the corporation, its individual securities, or the ownership status of these securities. We believe it is in the best interest of the shareholders to support managements who propose actions or measures that are supported by existing corporate laws, or have legal precedence as common practice in corporate America.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

     We will generally vote FOR the following proposals as long as the current shareholder position is either enhanced or preserved:

     -    Changing the state of incorporation.

     -    Mergers, acquisitions, dissolvement.

     -    Indenture changes.

     -    Changes in capitalization.

SHAREHOLDER GOVERNANCE

     These are issues that address the status of existing rights of shareholders and proposals which tend to transfer those rights to or from another party.

     We will generally vote FOR the following management proposals:

     - Majority approval of shareholders in acquisitions of a controlling share in the corporation.

     - Provisions which require 66-2/3% shareholder approval or less to rescind a proposed change to the corporation or amend the corporation's by-laws.

     We will generally vote AGAINST the following management proposals:

     - Super-majority provisions which require greater than 66-2/3% shareholder approval to rescind a proposed change to the corporation or to amend the corporation's by-laws.

     - Fair-price amendments which do not permit a takeover unless an arbitrary fair price that is derived from a fixed formula is offered to all shareholders.

     - The authorization of a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

     - Proposals which do not allow replacements of existing members of the board of directors.

     We will generally vote FOR shareholder proposals which:

     - Propose or support a majority of independent directors and/or independent audit, compensation, and nominating committees.

     - Rescind share purchase rights or require that they are submitted for shareholder approval to 66-2/3% or less.

     -    Eliminate pension and benefit programs for outside directors.

     -    Eliminate a staggered board of directors.

                             MONTAG & CALDWELL, INC.
                              PROXY VOTING POLICIES

PROXY CONTESTS

     Proxy contests develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to effect a decided change in the corporation. Our voting decision in a proxy contest will be in favor of the best interests of the majority of shareholders, our clients, and beneficiaries of the assets which we manage.

ADMINISTRATIVE ISSUES

     Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

     M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

     M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

     Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

     M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

     M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

     M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C's response to the client's written or verbal requests.

     The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Chief Compliance Officer to verify against ballot copies.

     The Supervisor of Information Processing will provide the Chief Compliance Officer with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Reviewed May 19, 2006

                                                  STRATEGIC GLOBAL ADVISORS, LLC
                                                               COMPLIANCE MANUAL

                  APPENDIX F: PROXY AND CORPORATE ACTION VOTING
                             POLICIES AND PROCEDURES

I.   POLICY

Strategic Global Advisors, LLC ("SGA") acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). SGA's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, SGA will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. At this time, SGA only votes proxies on behalf of its mutual fund client. As established in its form of separate account investment advisory agreement, SGA does not vote proxies on behalf of its separate account clients.

When voting proxies or acting with respect to corporate actions for clients, SGA's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). SGA will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by SGA to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES

SGA will vote all shares held on behalf of its mutual fund clients, as required by the funds' board of directors. SGA's Chief Compliance Officer is ultimately responsible for ensuring that all proxies received by SGA are voted in a timely manner and in a manner consistent with SGA's determination of the client's best interests. Currently, SGA utilizes a third-party proxy voting service, Institutional Shareholder Services, Inc. ("ISS") to assist it in monitoring corporate actions and voting client proxies, and has adopted ISS' proxy voting guidelines, a summary of which is attached as Appendix A. SGA has instructed ISS to vote proxies on its behalf in accordance with these guidelines and to vote
(a) any issue or proposal designated in the guidelines to be voted on a "case by case basis" and (b) any issue or proposal not listed in the guidelines, according to ISS' recommendation.

SGA reserves the right to withdraw any proxy item from ISS and to vote the proxy item, if SGA determines that no material conflict of interest exists. Such proxy item will be submitted to SGA's Brokerage Oversight Committee, which will determine the vote for each of the proposals in a manner consistent with the clients' best interests. If SGA determines that a material conflict of interest exists, the

Brokerage Oversight Committee will not vote and the proxy item will be returned to ISS for voting in accordance with ISS' guidelines.

SGA's Chief Compliance Officer is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by SGA are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.   CONFLICTS OF INTEREST

     Where a proxy proposal raises a material conflict between SGA's interests and a client's interest, SGA will resolve such a conflict in the manner described below:

     (a) Vote in Accordance with the Guidelines. ISS shall vote on behalf of SGA in accordance with ISS' pre-determined voting guidelines.

     (b) Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct SGA to forward all proxy matters in which SGA has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation or to consult with an identified independent third party's recommendations. Where such independent third party's recommendations are received on a timely basis or are otherwise publicly available, SGA will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, ISS will vote the securities held by that client's account in accordance with ISS' voting guidelines.

     The Chief Compliance Officer will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by SGA will be addressed as described above in this Section 3.1.

B.   LIMITATIONS

     In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where SGA has determined that it is in the client's best interest, SGA will not vote proxies received. The following are certain circumstances where SGA will limit its role in voting proxies:

     (c) Client Maintains Proxy Voting Authority: Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, SGA will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by SGA, it will promptly be forwarded to the client or specified third party.

     (d) Terminated Account: Once a client account has been terminated with SGA in accordance with its investment advisory agreement, SGA will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

     (e) Limited Value: If SGA determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, SGA may abstain from voting a client's proxies. SGA also will not vote proxies received for securities which are no longer held by the client's account. In addition, SGA generally will not vote securities where the economic value of the securities in the client account is less than $500.

     (f) Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where SGA determines that a proxy vote (or other shareholder action) is materially important to the client's account, SGA may recall the security for purposes of voting.

     (g) Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, SGA may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

     (h) Shareblocking Markets: Shareblocking is the practice of freezing shares from trading or lending, by both the custodian and the local sub-agent, due to proxy voting activity. Some countries' laws prevent SGA from selling shares for a period of time before or after a shareholder meeting (shareblocking). This occurs in a number of global markets. SGA may abstain from voting foreign stocks subject to these restrictions when SGA believes the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares.

IV.  RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, SGA will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that SGA may rely on the proxy statement maintained by ISS or filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by SGA that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

SGA will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how SGA voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of SGA's Policies and Procedures by written request addressed to SGA.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) (1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

     (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit
          (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (4) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b) (1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

     (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)  Not applicable.

(d) (1) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as Aston Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (4) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (5) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (6) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (7) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (8) Revised Schedules A and B, dated December 26, 2006, to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC are incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.

     (9) Revised Schedules A and B dated March 28, 2007 to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC are incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment no. 81 to the Registration Statement as filed on May 9, 2007.

     (10) Revised Schedules A and B dated July 20, 2007 to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment no. 84 to the Registration Statement as filed on July 31, 2007.


     (11) Form of Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is filed herewith as Exhibit (d)(11).


     (12) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (13) Revised Schedule A, dated December 26, 2006, to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.

     (14) Sub-Investment Advisory Agreement dated May 23, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.
4


     (15) Form of Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is filed herewith as Exhibit (d)(15).






     (16) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and TAMRO Capital Partners, LLC is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



     (17) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (18) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



     (19) Sub-Investment Advisory Agreement dated March 28, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.



     (20) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.



     (21) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.



     (22) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 as filed November 30, 2006.



     (23) Revised Schedules A and B, dated December 26, 2006, to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.



     (24) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 74 as filed November 30, 2006.



     (25) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 74 as filed November 30, 2006.



     (26) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.



     (27) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Resolution Investment Services Limited is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 86 as filed on October 15, 2007.



     (28) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is filed herewith as Exhibit (d)(28).



     (29) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and ClariVest Asset Management, LLC is filed herewith as Exhibit (d)(29).



     (30) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Strategic Global Advisors, LLC is filed herewith as Exhibit (d)(30).



     (31) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Baring International Investment Limited is filed herewith as Exhibit (d)(31).



     (32) Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is to be filed by amendment.



     (33) Sub-Investment Advisory Agreement between Aston Asset Management LLC and Smart Portfolios, LLC is to be filed by amendment.



     (34) Sub-Investment Advisory Agreement between Aston Asset Management LLC and M/B Investment Partners, Inc. is to be filed by amendment.


(e) (1) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
          (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (6) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (7) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (8) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(8) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.

     (9) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.


     (10) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(10).


     (11) ABN AMRO Assignment Agreement is incorporated by reference to Exhibit
          (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

     (13) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.

     (14) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)  Not applicable.

(g) (1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

     (2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

     (3) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (4) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.


     (5) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(5).


(h) (1) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.


     (4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (8) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (9) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

     (10) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit
          (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (11) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (12) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

     (13) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (14) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit
          (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

     (15) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.

     (16) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.


     (17) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(17).


     (18) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

     (19) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (20) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

     (21) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (22) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (23) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (24) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (25) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (26) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.

     (27) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (28) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (29) Revised Schedule "C" to the Administration Agreement is incorporated by reference to Exhibit (h)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (30) Revised Schedule C to the Administration Agreement is incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 81 to the Registration Statement filed on May 9, 2007.

     (31) Revised Schedule C to the Administration Agreement is incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 81 to the Registration Statement filed on May 9, 2007.


     (32) Form of Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(32).


     (33) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (34) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (35) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

     (36) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (37) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (38) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (39) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (40) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (41) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (42) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (43) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(36) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (44) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(44) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.

     (45) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(45) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.


     (46) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(46).


     (47) Form of Revised Schedule B to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(47).


(i) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. is filed herewith as Exhibit (i).



(j)  Consent of Certified Public Accountants is filed herewith as Exhibit (j).


(k)  Not applicable.

(l)  Not applicable.

(m) (1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004 and June 16, 2005 is incorporated herein by reference to Exhibit
          (m)(4) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (5) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005 and September 21, 2006 is incorporated by reference to Exhibit m(5) of Post-Effective Amendment No. 78 to the Registration Statement filed on February 28, 2007.

     (6) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005, September 21, 2006 and February 19, 2007 is
          incorporated by reference to Exhibit m(6) of Post-Effective
          Amendment No. 78 to the Registration Statement filed on February 28, 2007.

     (7) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005, September 21, 2006, February 19, 2007 and June 21, 2007 is incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 84 as filed on July 31, 2007.


     (8) Form of Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is filed herewith as Exhibit (m)(8).


     (9) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (10) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (11) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (12) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (13) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (14) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (15) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n) (1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

     (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

     (7) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.

     (8) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (9) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 65 to the Registration Statement filed on April 28, 2006.

     (10) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

     (11) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(11) to Post-Effective Amendment No. 78 to the Registration Statement filed on February 28, 2007.

     (12) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit (n)(12) to Post-Effective Amendment No. 81 to the Registration Statement as filed May 9, 2007.

     (13) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit (n)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.


     (14) Form of Amended Schedule A to the 18f-3 Plan is filed herewith as Exhibit (n)(14).


(o) (1) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(p) (1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (2) Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (4) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (5) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (6) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

     (7) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

     (8) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (9) Code of Ethics of Aston Asset Management LLC is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (10) Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (11) Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (12) Code of Ethics of Neptune Investment Management Limited is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 84 as filed on July 31, 2007.

     (13) Code of Ethics of Resolution Investment Services Limited is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 84 as filed on July 31, 2007.


     (14) Code of Ethics of Cardinal Capital Management, L.L.C. is filed herewith as Exhibit (p)(14).



     (15) Code of Ethics of ClariVest Asset Management, LLC is filed herewith as Exhibit (p)(15).



     (16) Code of Ethics of Strategic Global Advisors, LLC is filed herewith as Exhibit (p)(16).



     (17) Code of Ethics of Baring International Investment Limited is filed herewith as Exhibit (p)(17).


     (18) Code of Ethics of New Century Capital Management, LLC is to be filed by amendment.

     (19) Code of Ethics of Smart Portfolios, LLC is to be filed by amendment.

     (20) Code of Ethics of M/B Investment Partners, Inc. is to be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Section 10.2 of the Registrant's Trust Instrument provides as follows:

          10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

     Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

          10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

     A. ASTON ASSET MANAGEMENT LLC

     Aston Asset Management LLC ("Aston") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

                                                                               FORMER POSITION WITH
        NAME                           PRINCIPAL OCCUPATION                    ABN AMRO ASSET MANAGEMENT, INC.
        ----           ----------------------------------------------------    --------------------------------
Stuart D. Bilton       Chairman and Chief Executive Officer                     Director
Kenneth C. Anderson    President                                                Executive Vice President and Managing Director
Gerald F. Dillenburg   Chief Financial Officer and Chief Compliance Officer     Senior Managing Director
Michael Mayhew         Managing Director

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) PFPC Distributors, Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.

     (b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

     ADVISERS

     Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

     ABN AMRO Asset Management, Inc., 161 North Clark Street, Chicago, IL 60601

     SUB-ADVISERS

     Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

     MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

     Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

     Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

     TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

     River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

     McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523

     Taplin, Canida & Habacht Inc., 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

     Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

     Resolution Investment Services Limited, Resolution House, 50 Bothwell Street, Glasgow, Scotland 62 6HR

     Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

     ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

     Strategic Global Advisors, LLC, 100 Bayview Circle, Suite 500, Newport Beach, CA 92660

     Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY.

     New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521.

     Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155.

     M/B Investment Partners, Inc., 825 Third Avenue, New York, New York 10022.

     CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

     SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110

     DISTRIBUTOR

     PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 30. UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 31st day of October, 2007.

                                        Aston Funds
                                        (formerly known as ABN AMRO Funds)


                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 31st day of October, 2007.

        SIGNATURE                        CAPACITY                       DATE
        ---------                        --------                       ----


/s/ Stuart D. Bilton*          Chairman, Board of Trustees
------------------------
Stuart D. Bilton


/s/ Nathan Shapiro*                       Trustee
------------------------
Nathan Shapiro


/s/ Gregory T. Mutz*                      Trustee
------------------------
Gregory T. Mutz


/s/ Leonard F. Amari*                     Trustee
------------------------
Leonard F. Amari


/s/ Robert A. Kushner*                    Trustee
------------------------
Robert A. Kushner


/s/ Robert B. Scherer*                    Trustee
------------------------
Robert B. Scherer


/s/ Denis Springer*                       Trustee
------------------------
Denis Springer


/s/ Kenneth C. Anderson                  President                October 31, 2007
------------------------
Kenneth C. Anderson           (Principal Executive Officer)


/s/ Gerald F. Dillenburg   Secretary, Treasurer and Senior Vice   October 31, 2007
------------------------    President (Chief Financial Officer,
Gerald F. Dillenburg         Chief Operating Officer and Chief
                                    Compliance Officer)


/s/ Gerald F. Dillenburg             Attorney-in-Fact             October 31, 2007
------------------------
Gerald F. Dillenburg

----------
* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

                                  EXHIBIT INDEX

EXHIBITS   DESCRIPTION
--------   -----------
(d)(11)    Revised Schedules A & B to the Investment Advisory Agreement

(d)(15)    Sub-Investment Advisory Agreement

(d)(28)    Sub-Investment Advisory Agreement

(d)(29)    Sub-Investment Advisory Agreement

(d)(30)    Sub-Investment Advisory Agreement

(d)(31)    Sub-Investment Advisory Agreement

(e)(10)    Revised Schedule A to the Distribution Agreement

(g)(5)     Revised Schedule A to the Custodian Services Agreement

(h)(17)    Revised Schedule A to the Transfer Agency Service Agreement

(h)(32)    Revised Schedule C to the Administration Agreement

(h)(46) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement

(h)(47) Revised Schedule B to the Sub-Administration and Accounting Services Agreement

(i)        Opinion of Vedder, Price, Kaufman & Kammholz, P.C.

(j)        Consent of Ernst & Young LLP

(m)(8)     Revised Schedule A to the Distribution and Services Plan

(n)(14)    Amended Schedule A to the 18f-3 Plan

(p)(14)    Code of Ethics

(p)(15)    Code of Ethics

(p)(16)    Code of Ethics

(p)(17)    Code of Ethics